UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23244

The Chartwell Funds

(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Timothy J. Riddle
The Chartwell Funds, 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312
(Name and address of agent for service)

With a copy to:

Alan R. Gedrich, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Registrant's telephone number, including area code:	(610) 296-1400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Chartwell Income Fund (BERIX)
Chartwell Mid Cap Value Fund (BERCX)
Chartwell Small Cap Value Fund (CWSIX)
Chartwell Short Duration High Yield Fund (CWFIX)
Chartwell Small Cap Growth Fund (CWSGX)
Chartwell Short Duration Bond Fund (CWSDX)

SEMI-ANNUAL REPORT
June 30, 2022
(Unaudited)

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS — 21.3%	Shares	Value
Communications — 1.8%
Entertainment Content — 0.1%
Activision Blizzard, Inc.	6,568	$511,384

Internet Media & Services — 0.1%
Expedia Group, Inc. (a)	3,444	326,595

Telecommunications — 1.6%
AT&T, Inc.	57,298	1,200,966
Verizon Communications, Inc.	107,939	5,477,904
		6,678,870
Consumer Discretionary — 1.4%
Apparel & Textile Products — 0.1%
Columbia Sportswear Company	4,796	343,298

Automotive — 0.1%
General Motors Company (a)	12,871	408,783

Consumer Services — 0.1%
Service Corporation International	7,177	496,074

Home Construction — 0.1%
Masco Corporation	8,908	450,745

Leisure Facilities & Services — 0.7%
Las Vegas Sands Corporation (a)	86,732	2,913,328

Retail - Discretionary — 0.3%
AutoZone, Inc. (a)	317	681,271
Genuine Parts Company	2,177	289,541
Home Depot, Inc. (The)	1,897	520,290
		1,491,102
Consumer Staples — 0.9%
Beverages — 0.1%
Coca-Cola Company (The)	10,563	664,518

Food — 0.2%
Conagra Brands, Inc.	9,584	328,156
Lamb Weston Holdings, Inc.	5,854	418,327
		746,483

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 21.3% (Continued)	Shares	Value
Consumer Staples — 0.9% (Continued)
Household Products — 0.2%
Procter & Gamble Company (The)	4,798	$689,905

Retail - Consumer Staples — 0.2%
Dollar Tree, Inc. (a)	3,634	566,359
Target Corporation	2,121	299,549
		865,908
Tobacco & Cannabis — 0.2%
Philip Morris International, Inc.	6,857	677,060

Energy — 0.9%
Oil & Gas Producers — 0.9%
Diamondback Energy, Inc.	2,244	271,861
Exxon Mobil Corporation	8,727	747,380
Hess Corporation	4,120	436,473
Pioneer Natural Resources Company	7,199	1,605,953
Shell plc - ADR	12,071	631,192
		3,692,859
Financials — 2.9%
Asset Management — 0.2%
Ares Capital Corporation	25,211	452,033
Blackstone, Inc.	2,879	262,651
		714,684
Banking — 1.7%
Huntington Bancshares, Inc.	26,238	315,643
JPMorgan Chase & Company	29,465	3,318,054
KeyCorp	20,381	351,165
M&T Bank Corporation	1,518	241,954
Pinnacle Financial Partners, Inc.	28,589	2,067,270
PNC Financial Services Group, Inc. (The)	3,296	520,010
Truist Financial Corporation	11,941	566,362
		7,380,458
Institutional Financial Services — 0.2%
CME Group, Inc.	1,435	293,744
Morgan Stanley	10,029	762,806
		1,056,550

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 21.3% (Continued)	Shares	Value
Financials — 2.9% (Continued)
Insurance — 0.6%
Allstate Corporation (The)	6,180	$783,191
Arthur J. Gallagher & Company	3,092	504,120
Hanover Insurance Group, Inc. (The)	3,686	539,078
Lincoln National Corporation	16,247	759,872
		2,586,261
Specialty Finance — 0.2%
Blackstone Mortgage Trust, Inc. - Class A	14,590	403,705
Synchrony Financial	8,456	233,555
		637,260
Health Care — 2.5%
Biotech & Pharma — 1.8%
AbbVie, Inc.	3,305	506,194
Bristol-Myers Squibb Company	57,913	4,459,301
Johnson & Johnson	7,574	1,344,461
Merck & Company, Inc.	12,030	1,096,775
		7,406,731
Health Care Facilities & Services — 0.5%
CVS Health Corporation	3,606	334,132
Quest Diagnostics, Inc.	4,240	563,835
Syneos Health, Inc. (a)	5,802	415,888
UnitedHealth Group, Inc.	778	399,604
Universal Health Services, Inc. - Class B	3,907	393,474
		2,106,933
Medical Equipment & Devices — 0.2%
Abbott Laboratories	7,724	839,212

Industrials — 2.3%
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc.	2,062	498,386

Diversified Industrials — 0.2%
Emerson Electric Company	7,597	604,265

Machinery — 1.8%
Caterpillar, Inc.	3,131	559,698
Gates Industrial Corporation plc (a)	305,236	3,299,601
Mueller Water Products, Inc. - Series A	207,066	2,428,884
Parker-Hannifin Corporation	2,140	526,547
Regal Rexnord Corporation	4,582	520,149
Snap-on, Inc.	1,813	357,215
		7,692,094

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 21.3% (Continued)	Shares	Value
Industrials — 2.3% (Continued)
Transportation & Logistics — 0.1%
United Parcel Service, Inc. - Class B	3,108	$567,334

Transportation Equipment — 0.1%
PACCAR, Inc.	5,549	456,905

Materials — 4.7%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	1,737	417,713
FMC Corporation	7,181	768,439
Univar Solutions, Inc. (a)	24,132	600,163
		1,786,315
Construction Materials — 0.2%
Vulcan Materials Company	4,445	631,635

Metals & Mining — 4.1%
Alamos Gold, Inc. - Class A	715,000	5,019,300
Centerra Gold, Inc.	610,000	4,128,300
Kinross Gold Corporation	975,000	3,490,500
Southern Copper Corporation	10,746	535,258
SSR Mining, Inc.	260,000	4,342,000
		17,515,358
Real Estate — 0.8%
REITs — 0.8%
Crown Castle International Corporation	5,089	856,886
Healthcare Trust of America, Inc. - Class A	28,257	788,653
Healthpeak Properties, Inc.	12,706	329,212
Life Storage, Inc.	4,241	473,550
Mid-America Apartment Communities, Inc.	4,380	765,055
Weyerhaeuser Company	10,834	358,822
		3,572,178
Technology — 2.4%
Semiconductors — 0.8%
Intel Corporation	46,713	1,747,533
Lam Research Corporation	1,209	515,215
Micron Technology, Inc.	6,462	357,220
QUALCOMM, Inc.	4,630	591,436
		3,211,404
Software — 0.1%
Microsoft Corporation	1,977	507,753

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 21.3% (Continued)	Shares	Value
Technology — 2.4% (Continued)
Technology Hardware — 1.3%
Apple, Inc.	2,357	$322,249
Ciena Corporation (a)	90,407	4,131,600
Dolby Laboratories, Inc. - Class A	7,264	519,812
Seagate Technology Holdings plc	8,868	633,530
		5,607,191
Technology Services — 0.2%
DXC Technology Company (a)	20,437	619,445

Utilities — 0.7%
Electric Utilities — 0.7%
Ameren Corporation	6,657	601,527
American Electric Power Company, Inc.	8,245	791,025
CMS Energy Corporation	7,285	491,738
NextEra Energy, Inc.	7,044	545,628
Public Service Enterprise Group, Inc.	11,687	739,553
		3,169,471

Total Common Stocks (Cost $90,947,256)		$90,124,735

EXCHANGE-TRADED FUNDS — 1.0%	Shares	Value
iShares® Silver Trust (a) (Cost $4,993,990)	230,000	$4,287,200

PREFERRED STOCKS — 2.6%	Shares	Value
Communications — 0.1%
Entertainment Content — 0.1%
Paramount Global, Series A, 5.75%	7,900	$311,892

Financials — 0.9%
Specialty Finance — 0.9%
Annaly Capital Management, Inc., Series F, 6.95%	171,929	3,844,332

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS — 2.6% (Continued)	Shares	Value
Real Estate — 1.6%
REITs — 1.6%
Chimera Investment Corporation, Series B, 8.00%	104,931	$2,244,474
New Residential Investment Corporation, Series C, 6.375%	233,033	4,537,153
		6,781,627

Total Preferred Stocks (Cost $10,605,196)		$10,937,851

CORPORATE BONDS — 26.1%	Par Value	Value
Communications — 1.6%
Consolidated Communications Holdings, Inc., 6.50% due 10/1/2028 (b)	$975,000	$820,462
Gannett Holdings, LLC, 6.00% due 11/1/2026 (b)	1,745,000	1,461,437
Liberty Interactive, LLC, 8.50% due 7/15/2029	1,000,000	692,480
Magallanes, Inc., 5.14% due 3/15/2052 (b)	1,845,000	1,558,739
Sugarhouse HSP Gaming, 5.88% due 5/15/2025 (b)	780,000	717,418
Univision Communications, Inc., 7.38% due 6/30/2030 (b)	1,500,000	1,472,490
		6,723,026
Consumer Discretionary — 3.5%
AAG FH L.P./AAG FH Finco, Inc., 9.75% due 7/15/2024 (b)	2,523,000	2,497,770
Affinity Gaming, 6.88% due 12/15/2027 (b)	1,200,000	1,008,048
AutoNation, Inc., 3.80% due 11/15/2027	1,272,000	1,203,533
Bed Bath & Beyond, Inc., 3.75% due 8/1/2024	1,820,000	725,998
Ford Motor Credit Company, LLC, 4.54% due 8/1/2026	1,375,000	1,257,794
General Motors Financial Company, Inc., 5.65% due 1/17/2029	1,629,000	1,628,129
Kohl’s Corporation, 5.55% due 7/17/2045	2,969,000	2,512,943
QVC, Inc., 5.95% due 3/15/2043	1,645,000	1,109,134
StoneMor, Inc., 8.50% due 5/15/2029 (b)	1,520,000	1,345,200
Tenneco, Inc., 7.88% due 1/15/2029 (b)	1,450,000	1,400,928
		14,689,477
Consumer Staples — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 4.50% due 6/1/2050	3,555,000	3,215,951
JBS USA Lux S.A., 5.13% due 2/1/2028 (b)	2,485,000	2,426,652
		5,642,603
Energy — 3.9%
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63% due 7/15/2026 (b)	1,463,000	1,316,794
Colgate Energy Partners III, LLC, 7.75% due 2/15/2026 (b)	1,375,000	1,307,137
Earthstone Energy Holdings, LLC, 8.00% due 4/15/2027 (b)	1,680,000	1,589,700

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 26.1% (Continued)	Par Value	Value
Energy — 3.9% (Continued)
Energy Transfer Operating, L.P., 7.13% (H15T5Y + 530.6), due 5/15/2030 (c)(d)	$5,303,000	$4,550,778
EnLink Midstream Partners, L.P., 4.85% due 7/15/2026	1,275,000	1,176,187
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.63% due 6/15/2024	1,500,000	1,405,177
Parkland Fuel Corporation, 5.88% due 7/15/2027 (b)	1,373,000	1,245,997
Plains All American Pipeline, L.P., 3.80% due 9/15/2030	2,345,000	2,077,794
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50% due 10/15/2026 (b)	1,870,000	1,678,325
		16,347,889
Financials — 6.9%
Ares Capital Corporation, 4.20% due 6/10/2024	3,035,000	2,982,288
Ares Capital Corporation, 3.25% due 7/15/2025	3,890,000	3,599,559
Bank of America Corporation, 1.59% (3MO LIBOR + 76), due 9/15/2026 (c)	3,077,000	2,915,655
Citizens Financial Group, Inc., 6.00% (3MO LIBOR + 300.3), due 12/31/2099 (c)(d)	2,750,000	2,419,075
Lincoln National Corporation, 3.05% due 1/15/2030	2,845,000	2,515,562
NMI Holdings, Inc., 7.38% due 6/1/2025 (b)	1,190,000	1,166,200
Owl Rock Capital Corporation, 3.40% due 7/15/2026	3,175,000	2,791,981
PennyMac Corporation, 5.50% due 3/15/2026	7,000,000	6,099,100
PRA Group, Inc., 5.00% due 10/1/2029 (b)	1,650,000	1,363,346
Provident Funding Associates, L.P./PFG Finance Corporation, 6.38% due 6/15/2025 (b)	1,649,000	1,484,100
Starwood Property Trust, Inc., 3.63% due 7/15/2026 (b)	1,120,000	952,000
StoneX Group, Inc., 8.63% due 6/15/2025 (b)	884,000	886,210
		29,175,076
Health Care — 0.7%
Horizon Pharma USA, Inc., 5.50% due 8/1/2027 (b)	2,150,000	2,067,096
Prime Healthcare Services, Inc., 7.25% due 11/1/2025 (b)	1,065,000	908,978
		2,976,074
Industrials — 2.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50% due 4/20/2026 (b)	1,680,000	1,543,559
Boeing Company (The), 5.15% due 5/1/2030	1,600,000	1,540,079
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00% due 2/1/2026 (b)	1,500,000	1,270,180
Delta Air Lines, Inc., 7.38% due 1/15/2026	533,000	531,534
Gates Global, LLC/Gates Corporation, 6.25% due 1/15/2026 (b)	1,700,000	1,576,750
Harsco Corporation, 5.75% due 7/31/2027 (b)	980,000	784,196
JPW Industries Holding Corporation, 9.00% due 10/1/2024 (b)	1,195,000	1,114,337

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 26.1% (Continued)	Par Value	Value
Industrials — 2.3% (Continued)
Railworks Holdings, L.P./Railworks Rally, Inc., 8.25% due 11/15/2028 (b)	$1,680,000	$1,516,200
		9,876,835
Materials — 2.4%
Compass Minerals International, Inc., 4.88% due 7/15/2024 (b)	1,410,000	1,308,257
Fortress Transportation & Infrastructure Investors, LLC, 9.75% due 8/1/2027 (b)	2,315,000	2,264,557
IAMGOLD Corporation, 5.75% due 10/15/2028 (b)	2,400,000	1,601,268
JW Aluminum Continuous Cast Company, 10.25% due 6/1/2026 (b)	1,365,000	1,399,125
Neon Holdings, Inc., 10.13% due 4/1/2026 (b)	1,853,000	1,765,687
Tacora Resources, Inc., 8.25% due 5/15/2026 (b)	1,870,000	1,612,875
		9,951,769
Real Estate — 1.1%
Greystar Real Estate Partners, LLC, 5.75% due 12/1/2025 (b)	1,750,000	1,656,462
iStar, Inc., 5.50% due 2/15/2026	1,160,000	1,091,380
Safehold Operating Partnership, L.P., 2.85% due 1/15/2032	2,490,000	2,001,027
		4,748,869
Technology — 1.9%
Brightstar Escrow Corporation, 9.75% due 10/15/2025 (b)	1,430,000	1,353,452
Dell International, LLC/EMC Corporation, 6.20% due 7/15/2030	1,565,000	1,632,214
Hewlett Packard Enterprise Company, 6.35% due 10/15/2045	2,759,000	2,788,963
Oracle Corporation, 3.95% due 3/25/2051	2,895,000	2,139,639
		7,914,268
Utilities — 0.5%
NSG Holdings, LLC, 7.75% due 12/15/2025 (b)	918,361	899,993
Suburban Propane Partners, L.P., 5.88% due 3/1/2027	1,100,000	1,037,531
		1,937,524

Total Corporate Bonds (Cost $122,049,953)		$109,983,410

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES — 1.8%	Par Value	Value
Colony American Finance Ltd., Series 2019-3, 2.71% due 10/15/2052 (b)	$1,654,032	$1,593,468
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 2.37% (1MO LIBOR + 140), due 12/22/2035 (b)(c)	3,013,899	2,976,202
NRZ Excess Spread Collateralized Notes, Series 2021-FHT1, 3.10% due 7/25/2026 (b)	503,836	459,438
NRZ Excess Spread Collateralized Notes, Series 2021-GNT1, 3.47% due 11/25/2026 (b)	2,655,263	2,474,281
Total Asset-Backed Securities (Cost $7,826,930)		$7,503,389

MORTGAGE-BACKED SECURITIES — 25.1%	Par Value	Value
Agency Fixed Rate — 8.3%
Federal Home Loan Mortgage Corporation Pool #G6-1858, 3.50%, due 1/1/2048	$2,529,948	$2,478,773
Federal Home Loan Mortgage Corporation Pool #ZA-5269, 3.00%, due 2/1/2048	902,633	850,748
Federal Home Loan Mortgage Corporation Pool #ZN-6606, 3.00%, due 6/1/2049	1,112,504	1,043,248
Federal Home Loan Mortgage Corporation Pool #SD-0144, 3.00%, due 11/1/2049	471,616	441,288
Federal Home Loan Mortgage Corporation Pool #QA-7416, 3.00%, due 2/1/2050	3,469,144	3,244,656
Federal National Mortgage Association Pool #BM6059, 3.00%, due 9/1/2029	830,021	812,157
Federal National Mortgage Association Pool #BN0356, 3.00%, due 12/1/2033	1,206,306	1,192,943
Federal National Mortgage Association Pool #BP6450, 2.50%, due 7/1/2040	2,785,416	2,569,282
Federal National Mortgage Association Pool #BP6638, 2.50%, due 8/1/2040	2,173,053	2,004,327
Federal National Mortgage Association Pool #BP6565, 2.50%, due 8/1/2040	2,252,975	2,078,108
Federal National Mortgage Association Pool #FM1526, 3.00%, due 9/1/2049	1,971,362	1,843,653
Federal National Mortgage Association Pool #CA4128, 3.00%, due 9/1/2049	1,399,092	1,309,061
Federal National Mortgage Association Pool #B03192, 3.00%, due 10/1/2049	2,023,585	1,893,505
Federal National Mortgage Association Pool #BO8653, 3.00%, due 2/1/2050	2,246,084	2,104,879

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES — 25.1% (Continued)	Par Value	Value
Agency Fixed Rate — 8.3% (Continued)
Federal National Mortgage Association Pool #MA4392, 2.50%, due 7/1/2051	$3,406,249	$3,015,923
Federal National Mortgage Association Pool #BT1862, 2.50%, due 7/1/2051	5,130,027	4,632,450
Federal National Mortgage Association Pool #FM8793, 2.50%, due 10/1/2051	1,876,944	1,694,707
Federal National Mortgage Association Pool #FS0195, 2.50%, due 1/1/2052	2,166,585	1,956,522
		35,166,230
Commercial — 16.8%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (b)	1,138,848	1,079,435
BDS Ltd., Series 2019-FL4, 1.99% (1MO LIBOR + 110), due 8/15/2036 (b)(c)	456,999	455,744
Flagstar Mortgage Trust, Series 2020-2, 3.00%, due 6/25/2048 (b)	923,795	827,398
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)	1,787,309	1,530,453
Flagstar Mortgage Trust, Series 2021-1, 2.50%, due 2/1/2051 (b)	2,463,008	2,066,032
FMC GMSR Issuer Trust, Series 2020-GT1, 4.45%, due 1/25/2026 (b)	2,265,000	2,100,597
GS Mortgage Securities Trust, Series 2020-PJ5, 3.00%, due 3/27/2051 (b)	1,282,198	1,147,066
GS Mortgage Securities Trust, Series 2021-PJ1, 2.50%, due 6/25/2051 (b)	3,189,215	2,676,086
GS Mortgage Securities Trust, Series 2021-PJ2, 2.50%, due 7/25/2051 (c)	2,796,716	2,346,067
GS Mortgage Securities Trust, Series 2021-PJ3, 2.50%, due 8/25/2051 (b)	4,376,477	3,664,534
GS Mortgage Securities Trust, Series 2021-PJ4, 2.50%, due 9/25/2051 (b)	5,940,846	4,973,231
GS Mortgage Securities Trust, Series 2021-P17, (IO), 0.08%, due 1/25/2052 (b)	499,382,697	1,516,276
GS Mortgage Securities Trust, Series 2021-PJ8, (IO), 0.10%, due 1/25/2052 (b)	337,633,564	1,355,160
GS Mortgage Securities Trust, Series 2021-PJ9, (IO), 0.50%, due 2/26/2052 (b)	90,656,524	1,921,918
GS Mortgage Securities Trust, Series 2022-MM1, 2.50%, due 7/25/2052 (b)	1,868,824	1,702,850
JPMorgan Mortgage Trust, Series 2020-LTV2, 3.00%, due 11/25/2050 (b)	260,279	251,864

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES — 25.1% (Continued)	Par Value	Value
Commercial — 16.8% (Continued)
JPMorgan Mortgage Trust, Series 2021-4, 2.50%, due 8/25/2051 (b)	$3,950,735	$3,315,161
JPMorgan Mortgage Trust, Series 2021-6, 2.50%, due 10/25/2051 (b)	4,046,981	3,394,951
JPMorgan Mortgage Trust, Series 2021-10, (IO), 0.14%, due 12/25/2051 (b)	272,729,979	1,549,134
JPMorgan Mortgage Trust, Series 2022-INV3, 3.00%, due 9/25/2052 (b)	2,405,060	2,139,923
JPMorgan Wealth Management Trust, Series 2020-ATR1, 3.00%, due 2/25/2050 (c)	562,722	505,070
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 2.50%, due 7/1/2051 (c)	3,922,657	3,291,482
NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1, 3.84%, due 12/25/2025 (b)	990,897	941,573
Onslow Bay Financial, LLC, Series 2021-J1, 2.50%, due 5/25/2051 (b)	4,341,863	3,637,678
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (b)	975,441	936,786
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (b)	1,307,706	1,179,342
Rate Mortgage Trust, Series 2021-J1, 2.50%, due 7/1/2051 (b)	4,250,569	3,553,794
RMF Buyout Issuance Trust, Series 2020-HB1, 1.72%, due 10/25/2050 (b)	2,514,442	2,383,485
Rocket Mortgage Trust, Series 2021-1, 2.50%, due 3/25/2051 (b)	2,239,390	1,873,610
Rocket Mortgage Trust, Series 2021-2, 2.50%, due 6/25/2051 (b)	4,912,900	4,118,066
Rocket Mortgage Trust, Series 2021-3, (IO), 0.14%, due 7/25/2051 (b)	286,170,107	1,631,170
Rocket Mortgage Trust, Series 2021-4, 2.50%, due 9/25/2051 (b)	2,640,647	2,218,367
Rocket Mortgage Trust, Series 2022-2, 2.50%, due 2/25/2052 (b)	3,213,310	2,899,010
Sequoia Mortgage Trust, Series 2019-5, 3.50%, due 12/25/2049 (b)	862,892	811,299
United Wholesale Mortgage, LLC, Series 2021-1, (IO), 0.14%, due 6/25/2051 (b)	183,712,315	881,819
		70,876,431

Total Mortgage-Backed Securities (Cost $118,179,465)		$106,042,661

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.6%	Par Value	Value
Federal Farm Credit Bank - 1.4%
Federal Farm Credit Bank, 3.30%, due 3/23/2032	$3,125,000	$2,932,041
Federal Farm Credit Bank, 3.80%, due 4/5/2032	3,075,000	3,006,925
		5,938,966
Federal Home Loan Bank — 1.9%
Federal Home Loan Bank, 1.15%, due 2/26/2031	2,660,000	2,347,826
Federal Home Loan Bank, 1.25%, due 7/7/2031	6,100,000	5,469,211
		7,817,037
Small Business Administration — 0.8%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	3,482,160	3,437,898

U.S. Treasury Bonds — 1.6%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	6,280,000	6,632,514

U.S. Treasury Bonds — 10.9%
U.S. Treasury Notes, 2.00%, due 2/15/2023	3,550,000	3,535,578
U.S. Treasury Notes, 1.63%, due 9/30/2026	9,830,000	9,285,510
U.S. Treasury Notes, 1.13%, due 8/31/2028	3,750,000	3,343,652
U.S. Treasury Notes, 1.13%, due 2/15/2031	16,355,000	14,088,299
U.S. Treasury Notes, 1.38%, due 11/15/2031	13,380,000	11,638,510
U.S. Treasury Notes, 1.88%, due 2/15/2051	5,655,000	4,279,024
		46,170,573

Total U.S. Government & Agency Obligations (Cost $77,331,970)		$69,996,988

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (e) (Cost $823,853)	823,853	$823,853

Investments at Value — 94.7% (Cost $432,758,613)		$399,700,087

Other Assets in Excess of Liabilities — 5.3%		22,417,340

Net Assets — 100.0%		$422,117,427

(a)	Non-income producing security.

(b)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $130,721,745 as of June 30, 2022, representing 31.0% of net assets.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(d)	Security has a perpetual maturity date.

(e)	The rate shown is the 7-day effective yield as of June 30, 2022.

ADR – American Depositary Receipt

H15T5Y – U.S. Treasury Yield curve rate for U.S. Treasury note with a constant maturity of 1 year

IO – Interest Only

LIBOR – London Interbank Offered Rate

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Common Stocks
Materials	4.7%
Financials	2.9%
Health Care	2.5%
Technology	2.4%
Industrials	2.3%
Communications	1.8%
Consumer Discretionary	1.4%
Energy	0.9%
Consumer Staples	0.9%
Real Estate	0.8%
Utilities	0.7%
Total Common Stocks	21.3%
Exchanged-Traded Funds	1.0%
Preferred Stocks
Real Estate	1.6%
Financials	0.9%
Communications	0.1%
Total Preferred Stocks	2.6%
Corporate Bonds
Financials	6.9%
Energy	3.9%
Consumer Discretionary	3.5%
Materials	2.4%
Industrials	2.3%
Technology	1.9%
Communications	1.6%
Consumer Staples	1.3%
Real Estate	1.1%
Health Care	0.7%
Utilities	0.5%
Total Corporate Bonds	26.1%
Asset-Backed Securities	1.8%
Mortgage-Backed Securities	25.1%
U.S. Government & Agency Obligations	16.6%
Money Market Funds	0.2%
Investments	94.7%
Other Assets in Excess of Liabilities	5.3%
Net Assets	100.0%

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS — 97.9%	Shares	Value
Communications — 1.7%
Internet Media & Services — 1.7%
Expedia Group, Inc. (a)	7,042	$667,793

Consumer Discretionary — 9.3%
Apparel & Textile Products — 1.8%
Columbia Sportswear Company	9,853	705,278

Consumer Services — 2.6%
Service Corporation International	14,681	1,014,751

Retail - Discretionary — 4.9%
AutoZone, Inc. (a)	621	1,334,603
Genuine Parts Company	4,442	590,786
		1,925,389
Consumer Staples — 6.8%
Food — 3.9%
Conagra Brands, Inc.	19,637	672,371
Lamb Weston Holdings, Inc.	12,058	861,665
		1,534,036
Retail - Consumer Staples — 2.9%
Dollar Tree, Inc. (a)	7,240	1,128,354

Energy — 4.9%
Oil & Gas Producers — 4.9%
Diamondback Energy, Inc.	4,580	554,867
Pioneer Natural Resources Company	6,082	1,356,773
		1,911,640
Financials — 16.1%
Banking — 6.0%
KeyCorp	41,664	717,871
M&T Bank Corporation	3,148	501,760
Pinnacle Financial Partners, Inc.	15,478	1,119,214
		2,338,845
Insurance — 8.9%
Allstate Corporation (The)	12,596	1,596,291
Hanover Insurance Group, Inc. (The)	7,558	1,105,358
Lincoln National Corporation	16,646	778,533
		3,480,182
Specialty Finance — 1.2%
Synchrony Financial	17,367	479,676

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Health Care — 7.2%
Health Care Facilities & Services — 7.2%
Quest Diagnostics, Inc.	8,647	$1,149,878
Syneos Health, Inc. (a)	11,839	848,619
Universal Health Services, Inc. - Class B	7,977	803,364
		2,801,861
Industrials — 11.7%
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc.	4,209	1,017,315

Machinery — 9.1%
Gates Industrial Corporation plc (a)	63,667	688,240
Parker-Hannifin Corporation	4,374	1,076,223
Regal Rexnord Corporation	9,366	1,063,228
Snap-on, Inc.	3,688	726,647
		3,554,338
Materials — 10.4%
Chemicals — 7.1%
FMC Corporation	14,681	1,571,014
Univar Solutions, Inc. (a)	49,159	1,222,584
		2,793,598
Construction Materials — 3.3%
Vulcan Materials Company	9,088	1,291,405

Real Estate — 11.3%
REITs — 11.3%
Healthcare Trust of America, Inc. - Class A	43,679	1,219,081
Healthpeak Properties, Inc.	25,971	672,908
Life Storage, Inc.	8,688	970,102
Mid-America Apartment Communities, Inc.	8,979	1,568,362
		4,430,453
Technology — 8.9%
Technology Hardware — 5.7%
Ciena Corporation (a)	25,642	1,171,839
Dolby Laboratories, Inc. - Class A	14,846	1,062,380
		2,234,219
Technology Services — 3.2%
DXC Technology Company (a)	41,838	1,268,110

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Utilities — 9.6%
Electric Utilities — 9.6%
Ameren Corporation	13,621	$1,230,794
CMS Energy Corporation	14,918	1,006,965
Public Service Enterprise Group, Inc.	23,919	1,513,594
		3,751,353

Total Common Stocks (Cost $35,223,422)		$38,328,596

MONEY MARKET FUNDS — 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (b) (Cost $549,398)	549,398	$549,398

Investments at Value — 99.3% (Cost $35,772,820)		$38,877,994

Other Assets in Excess of Liabilities — 0.7%		270,542

Net Assets — 100.0%		$39,148,536

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Common Stocks
Financials	16.1%
Industrials	11.7%
Real Estate	11.3%
Materials	10.4%
Utilities	9.6%
Consumer Discretionary	9.3%
Technology	8.9%
Health Care	7.2%
Consumer Staples	6.8%
Energy	4.9%
Communications	1.7%
Total Common Stocks	97.9%
Money Market Funds	1.4%
Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Net Assets	100.0%

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS — 97.4%	Shares	Value
Consumer Discretionary — 10.7%
Apparel & Textile Products — 1.5%
Oxford Industries, Inc.	14,702	$1,304,655
Wolverine World Wide, Inc.	52,774	1,063,924
		2,368,579
Automotive — 1.8%
Visteon Corporation (a)	26,717	2,767,347

Home Construction — 1.2%
Tri Pointe Homes, Inc. (a)	107,227	1,808,919

Leisure Facilities & Services — 3.9%
Cheesecake Factory, Inc. (The)	45,789	1,209,746
Denny’s Corporation (a)	169,853	1,474,324
Jack in the Box, Inc.	35,070	1,966,024
Six Flags Entertainment Corporation (a)	68,229	1,480,569
		6,130,663
Retail - Discretionary — 1.4%
Rush Enterprises, Inc. - Class A	45,976	2,216,043

Wholesale - Discretionary — 0.9%
G-III Apparel Group Ltd. (a)	73,450	1,485,894

Consumer Staples — 3.4%
Food — 3.4%
Hain Celestial Group, Inc. (The) (a)	46,978	1,115,258
Hostess Brands, Inc. (a)	158,817	3,368,509
Phibro Animal Health Corporation - Class A	48,933	936,088
		5,419,855
Energy — 2.8%
Oil & Gas Producers — 1.5%
PDC Energy, Inc.	38,110	2,347,957

Oil & Gas Services & Equipment — 1.3%
ChampionX Corporation	106,124	2,106,561

Financials — 26.5%
Banking — 19.4%
Columbia Banking System, Inc.	69,405	1,988,453
CVB Financial Corporation	71,882	1,783,392
First Financial Bancorp	77,858	1,510,445

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.4% (Continued)	Shares	Value
Financials — 26.5% (Continued)
Banking — 19.4% (Continued)
FNB Corporation	177,306	$1,925,543
Independent Bank Group, Inc.	38,346	2,604,077
Old National Bancorp	130,630	1,932,018
Pacific Premier Bancorp, Inc.	72,582	2,122,298
Renasant Corporation	56,173	1,618,344
Sandy Spring Bancorp, Inc.	63,295	2,472,936
SouthState Corporation	20,378	1,572,163
TowneBank	80,914	2,196,815
UMB Financial Corporation	30,080	2,589,888
Umpqua Holdings Corporation	120,913	2,027,711
United Bankshares, Inc.	36,712	1,287,490
United Community Banks, Inc.	97,410	2,940,808
		30,572,381
Insurance — 5.4%
American Equity Investment Life Holding Company	61,058	2,232,891
Kemper Corporation	38,545	1,846,305
Selective Insurance Group, Inc.	51,206	4,451,850
		8,531,046
Specialty Finance — 1.7%
PRA Group, Inc. (a)	72,275	2,627,919

Health Care — 5.4%
Health Care Facilities & Services — 3.8%
LHC Group, Inc. (a)	18,664	2,906,731
Patterson Companies, Inc.	101,117	3,063,845
		5,970,576
Medical Equipment & Devices — 1.6%
Integer Holdings Corporation (a)	36,259	2,562,061

Industrials — 21.5%
Aerospace & Defense — 3.3%
AAR Corporation (a)	67,896	2,840,768
Moog, Inc. - Class A	30,492	2,420,760
		5,261,528
Commercial Support Services — 4.5%
Harsco Corporation (a)	102,353	727,730
Korn Ferry	45,223	2,623,839
TrueBlue, Inc. (a)	83,939	1,502,508
UniFirst Corporation	13,018	2,241,439
		7,095,516

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.4% (Continued)	Shares	Value
Industrials — 21.5% (Continued)
Electrical Equipment — 1.1%
nVent Electric plc	56,568	$1,772,275

Engineering & Construction — 4.2%
Dycom Industries, Inc. (a)	38,026	3,537,939
Parsons Corporation (a)	75,023	3,032,430
		6,570,369
Industrial Intermediate Products — 1.8%
EnPro Industries, Inc.	35,149	2,879,758

Machinery — 4.4%
Cactus, Inc. - Class A	62,807	2,529,238
Columbus McKinnon Corporation	70,228	1,992,368
Mueller Water Products, Inc. - Series A	207,464	2,433,553
		6,955,159
Transportation & Logistics — 2.2%
Hub Group, Inc. - Class A (a)	47,846	3,394,195

Materials — 4.7%
Chemicals — 1.4%
Minerals Technologies, Inc.	36,518	2,240,014

Construction Materials — 1.4%
Eagle Materials, Inc.	19,401	2,132,946

Containers & Packaging — 1.3%
TriMas Corporation	75,452	2,089,266

Paper & Forest Products — 0.6%
Glatfelter Corporation	143,559	987,686

Real Estate — 9.7%
Real Estate Owners & Developers — 1.4%
McGrath RentCorp	28,592	2,172,992

REITs — 8.3%
First Industrial Realty Trust, Inc.	33,113	1,572,205
Healthcare Realty Trust, Inc.	70,120	1,907,264
Kite Realty Group Trust	83,234	1,439,116
Pebblebrook Hotel Trust	72,598	1,202,949
Piedmont Office Realty Trust, Inc. - Class A	106,970	1,403,446

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.4% (Continued)	Shares	Value
Real Estate — 9.7% (Continued)
REITs — 8.3% (Continued)
PS Business Parks, Inc.	18,078	$3,383,298
STAG Industrial, Inc.	72,479	2,238,152
		13,146,430
Technology — 7.2%
Semiconductors — 1.6%
CTS Corporation	72,738	2,476,729

Software — 2.9%
CommVault Systems, Inc. (a)	37,864	2,381,645
Progress Software Corporation	47,396	2,147,039
		4,528,684
Technology Hardware — 2.7%
Fabrinet (a)	19,743	1,601,157
Plexus Corporation (a)	33,737	2,648,355
		4,249,512
Utilities — 5.5%
Electric Utilities — 5.5%
Avista Corporation	34,284	1,491,697
Black Hills Corporation	23,127	1,682,952
NorthWestern Corporation	41,470	2,443,827
PNM Resources, Inc.	62,228	2,973,254
		8,591,730

Total Common Stocks (Cost $137,057,377)		$153,460,590

MONEY MARKET FUNDS — 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (b) (Cost $861,739)	861,739	$861,739

Investments at Value — 97.9% (Cost $137,919,116)		$154,322,329

Other Assets in Excess of Liabilities — 2.1%		3,276,877

Net Assets — 100.0%		$157,599,206

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Common Stocks
Financials	26.5%
Industrials	21.5%
Consumer Discretionary	10.7%
Real Estate	9.7%
Technology	7.2%
Utilities	5.5%
Health Care	5.4%
Materials	4.7%
Consumer Staples	3.4%
Energy	2.8%
Total Common Stocks	97.4%
Money Market Funds	0.5%
Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Net Assets	100.0%

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

CORPORATE BONDS — 94.7%	Par Value	Value
Communications — 13.5%
AMC Networks, Inc., 5.00% due 4/1/2024	$2,488,000	$2,400,920
Charter Communications, LLC, 4.91% due 7/23/2025	2,860,000	2,864,233
Level 3 Financing, Inc., 5.38% due 5/1/2025	4,140,000	3,984,750
Quebecor Media, Inc., 5.75% due 1/15/2023	1,618,000	1,620,023
Sirius XM Radio, Inc., 3.13% due 9/1/2026 (a)	5,065,000	4,469,590
Sprint Corporation, 7.13% due 6/15/2024	5,065,000	5,197,956
TEGNA, Inc., 4.75% due 3/15/2026 (a)	4,700,000	4,510,780
		25,048,252
Consumer Discretionary — 7.8%
Ford Motor Credit Company, LLC, 4.06% due 11/1/2024	4,610,000	4,360,629
Penske Automotive Group, Inc., 3.50% due 9/1/2025	750,000	703,125
QVC, Inc., 4.85% due 4/1/2024	5,100,000	4,767,531
Travel + Leisure Company, 3.90% due 3/1/2023	2,825,000	2,777,487
Travel + Leisure Company, 6.60% due 10/1/2025	1,880,000	1,822,846
		14,431,618
Consumer Staples — 4.0%
Albertsons Companies, Inc., 3.25% due 3/15/2026 (a)	5,635,000	4,913,983
Clearwater Paper Corporation, 5.38% due 2/1/2025 (a)	2,500,000	2,431,250
		7,345,233
Energy — 7.2%
DCP Midstream Operating, L.P., 3.88% due 3/15/2023	2,800,000	2,773,316
DCP Midstream Operating, L.P., 5.38% due 7/15/2025	1,745,000	1,697,013
Rattler Midstream, L.P., 5.63% due 7/15/2025 (a)	4,500,000	4,497,210
Western Midstream Operations, L.P., 3.60% due 2/1/2025	4,765,000	4,389,756
		13,357,295
Financials — 17.2%
Icahn Enterprises, L.P., 4.75% due 9/15/2024	4,785,000	4,464,509
Navient Corporation, 5.50% due 1/25/2023	4,236,000	4,185,226
NMI Holdings, Inc., 7.38% due 6/1/2025 (a)	5,100,000	4,998,000
OneMain Finance Corporation, 5.63% due 3/15/2023	1,850,000	1,825,804
OneMain Finance Corporation, 6.13% due 3/15/2024	3,045,000	2,907,975
SLM Corporation, 4.20% due 10/29/2025	3,950,000	3,578,532
SLM Corporation, 3.13% due 11/2/2026	1,288,000	1,030,400
Starwood Property Trust, Inc., 3.63% due 7/15/2026 (a)	4,362,000	3,707,700
StoneX Group, Inc., 8.63% due 6/15/2025 (a)	5,000,000	5,012,500
		31,710,646
Health Care — 1.4%
HCA, Inc., 5.38% due 2/1/2025	2,650,000	2,650,742

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 94.7% (Continued)	Par Value	Value
Industrials — 12.6%
ADT Corporation (The), 4.13% due 6/15/2023	$4,640,000	$4,557,594
Arconic Corporation, 6.00% due 5/15/2025 (a)	4,650,000	4,535,219
GFL Environmental, Inc., 4.25% due 6/1/2025 (a)	3,345,000	3,154,452
GFL Environmental, Inc., 3.75% due 8/1/2025 (a)	1,800,000	1,669,500
Howmet Aerospace, Inc., 6.88% due 5/1/2025	2,411,000	2,471,275
WESCO Distribution, Inc., 7.13% due 6/15/2025 (a)	4,575,000	4,548,488
XPO Logistics, Inc., 6.25% due 5/1/2025 (a)	2,307,000	2,289,697
		23,226,225
Materials — 5.3%
Alcoa, Inc., 5.13% due 10/1/2024	1,980,000	1,962,675
Ball Corporation, 4.00% due 11/15/2023	1,020,000	1,008,816
Mercer International, Inc., 5.50% due 1/15/2026	2,410,000	2,323,023
PolyOne Corporation, 5.25% due 3/15/2023	4,500,000	4,477,500
		9,772,014
Real Estate — 11.2%
Brookfield Property REIT, Inc., 4.5% due 4/1/2027 (a)	4,250,000	3,524,314
GLP Capital, L.P./GLP Financing II, Inc., 5.38% due 11/1/2023	2,835,000	2,839,672
Hilton Domestic Operating Company, Inc., 5.38% due 5/1/2025 (a)	4,365,000	4,277,700
iStar, Inc., 4.75% due 10/1/2024	4,720,000	4,444,059
SBA Communications Corporation, 3.88% due 2/15/2027	5,240,000	4,774,950
Starwood Property Trust, Inc., 4.75% due 3/15/2025	990,000	906,127
		20,766,822
Technology — 12.1%
CommScope Finance, LLC, 6.00% due 3/1/2026 (a)	4,308,000	3,960,069
Seagate HDD Cayman, 4.75% due 6/1/2023	1,480,000	1,465,200
Seagate HDD Cayman, 4.88% due 3/1/2024	2,430,000	2,399,237
Sensata Technologies B.V., 5.63% due 11/1/2024 (a)	1,785,000	1,762,081
Sensata Technologies B.V., 5.00% due 10/1/2025 (a)	3,205,000	3,060,775
VICI Properties, L.P., 4.25% due 12/1/2026 (a)	5,265,000	4,808,577
Western Digital Corporation, 4.75% due 2/15/2026	5,100,000	4,853,211
		22,309,150
Utilities — 2.4%
AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.63% due 5/20/2024	3,575,000	3,450,287
AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.88% due 8/20/2026	1,050,000	979,057
		4,429,344

Total Corporate Bonds (Cost $188,552,955)		$175,047,341

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (b) (Cost $4,548,911)	4,548,911	$4,548,911

Investments at Value — 97.2% (Cost $193,101,866)		$179,596,252

Other Assets in Excess of Liabilities — 2.8%		5,237,715

Net Assets — 100.0%		$184,833,967

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $72,131,885 as of June 30, 2022, representing 39.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Corporate Bonds
Financials	17.2%
Communications	13.5%
Industrials	12.6%
Technology	12.1%
Real Estate	11.2%
Consumer Discretionary	7.8%
Energy	7.2%
Materials	5.3%
Consumer Staples	4.0%
Utilities	2.4%
Health Care	1.4%
Total Corporate Bonds	94.7%
Money Market Funds	2.5%
Investments	97.2%
Other Assets in Excess of Liabilities	2.8%
Net Assets	100.0%

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS — 95.1%	Shares	Value
Consumer Discretionary — 11.4%
Apparel & Textile Products — 3.0%
Capri Holdings Ltd. (a)	7,386	$302,900
Deckers Outdoor Corporation (a)	1,097	280,119
		583,019
Home Construction — 0.8%
Skyline Champion Corporation (a)	3,340	158,383

Leisure Facilities & Services — 7.6%
Bloomin’ Brands, Inc.	12,699	211,057
Boyd Gaming Corporation	11,773	585,707
Brinker International, Inc. (a)	7,906	174,169
Century Casinos, Inc. (a)	15,131	108,943
Churchill Downs, Inc.	1,430	273,888
Everi Holdings, Inc. (a)	8,358	136,319
		1,490,083
Energy — 6.8%
Oil & Gas Producers — 4.8%
Aris Water Solutions, Inc. - Class A	17,564	292,967
Northern Oil and Gas, Inc.	8,720	220,267
PBF Energy, Inc. – Class A (a)	5,346	155,141
PDC Energy, Inc.	2,440	150,328
SM Energy Company	3,635	124,281
		942,984
Oil Field Services — 0.9%
TETRA Technologies, Inc. (a)	44,563	180,926

Renewable Energy — 1.1%
Green Plains, Inc. (a)	7,776	211,274

Financials — 4.4%
Asset Management — 3.4%
Hamilton Lane, Inc. - Class A	2,817	189,246
Hillman Solutions Corporation (a)	25,080	216,692
StepStone Group, Inc. - Class A	9,572	249,159
		655,097
Banking — 1.0%
Pinnacle Financial Partners, Inc.	2,713	196,177

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.1% (Continued)	Shares	Value
Health Care — 22.1%
Biotech & Pharma — 6.8%
Affimed N.V. (a)	21,487	$59,519
Altimmune, Inc. (a)	9,240	108,108
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,878	273,643
Cytokinetics, Inc. (a)	4,458	175,155
Iovance Biotherapeutics, Inc. (a)	7,829	86,432
Phathom Pharmaceuticals, Inc. (a)	11,613	98,014
Turning Point Therapeutics, Inc. (a)	1,672	125,818
Ultragenyx Pharmaceutical, Inc. (a)	1,247	74,396
United Therapeutics Corporation (a)	893	210,427
Xenon Pharmaceuticals, Inc. (a)	3,739	113,740
		1,325,252
Health Care Facilities & Services — 3.2%
Owens & Minor, Inc.	7,043	221,502
Tenet Healthcare Corporation (a)	7,508	394,621
		616,123
Medical Equipment & Devices — 12.1%
AtriCure, Inc. (a)	2,473	101,047
Axonics, Inc. (a)	8,682	492,009
Cardiff Oncology, Inc. (a)	50,465	111,023
CONMED Corporation	1,897	181,657
ICU Medical, Inc. (a)	1,474	242,311
Lantheus Holdings, Inc. (a)	3,226	213,013
Merit Medical Systems, Inc. (a)	6,542	355,034
Natera, Inc. (a)	5,610	198,818
Stevanato Group S.p.A.	11,603	183,443
Tandem Diabetes Care, Inc. (a)	4,872	288,374
		2,366,729
Industrials — 14.9%
Commercial Support Services — 2.5%
FTI Consulting, Inc. (a)	2,695	487,391

Engineering & Construction — 3.1%
WillScot Mobile Mini Holdings Corporation (a)	18,814	609,950

Industrial Intermediate Products — 1.5%
Chart Industries, Inc. (a)	1,679	281,031

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.1% (Continued)	Shares	Value
Industrials — 14.9% (Continued)
Industrial Support Services — 3.0%
Applied Industrial Technologies, Inc.	2,687	$258,409
H&E Equipment Services, Inc.	7,034	203,775
SiteOne Landscape Supply, Inc. (a)	1,099	130,638
		592,822
Machinery — 4.8%
Lincoln Electric Holdings, Inc.	1,786	220,321
Oshkosh Corporation	4,500	369,630
Terex Corporation	3,418	93,551
Valmont Industries, Inc.	1,164	261,469
		944,971
Materials — 8.8%
Chemicals — 3.1%
Avient Corporation	6,651	266,572
Quaker Chemical Corporation	2,248	336,121
		602,693
Construction Materials — 1.8%
Advanced Drainage Systems, Inc.	3,806	342,806

Containers & Packaging — 1.5%
Sealed Air Corporation	5,112	295,065

Metals & Mining — 2.4%
Livent Corporation (a)	10,349	234,819
MP Materials Corporation (a)	7,216	231,489
		466,308
Real Estate — 5.3%
Real Estate Owners & Developers — 1.5%
Radius Global Infrastructure, Inc. - Class A (a)	19,006	290,032

REITs — 3.8%
Independence Realty Trust, Inc.	10,686	221,521
NexPoint Residential Trust, Inc.	3,703	231,474
Ryman Hospitality Properties, Inc. (a)	3,897	296,289
		749,284
Technology — 20.5%
Semiconductors — 4.3%
MACOM Technology Solutions Holdings, Inc. (a)	5,612	258,713
Onto Innovation, Inc. (a)	2,222	154,962
Silicon Motion Technology Corporation - ADR	2,918	244,237
Synaptics, Inc. (a)	1,638	193,366
		851,278

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.1% (Continued)	Shares	Value
Technology — 20.5% (Continued)
Software — 12.6%
Calix, Inc. (a)	4,730	$161,482
Grid Dynamics Holdings, Inc. (a)	18,407	309,606
Jamf Holding Corporation (a)	5,067	125,510
Manhattan Associates, Inc. (a)	3,354	384,368
Nutanix, Inc. - Class A (a)	25,722	376,313
Rapid7, Inc. (a)	7,274	485,903
Tenable Holdings, Inc. (a)	8,376	380,354
Varonis Systems, Inc. (a)	8,014	234,970
		2,458,506
Technology Services — 3.6%
DXC Technology Company (a)	16,963	514,149
ExlService Holdings, Inc. (a)	1,237	182,247
		696,396
Utilities — 0.9%
Electric Utilities — 0.9%
Excelerate Energy, Inc. - Class A (a)	8,897	177,228

Total Common Stocks (Cost $18,607,043)		$18,571,808

MONEY MARKET FUNDS — 3.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (b) (Cost $596,777)	596,777	$596,777

Investments at Value — 98.1% (Cost $19,203,820)		$19,168,585

Other Assets in Excess of Liabilities — 1.9%		362,521

Net Assets — 100.0%		$19,531,106

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

ADR – American Depositary Receipt

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Common Stocks
Health Care	22.1%
Technology	20.5%
Industrials	14.9%
Consumer Discretionary	11.4%
Materials	8.8%
Energy	6.8%
Real Estate	5.3%
Financials	4.4%
Utilities	0.9%
Total Common Stocks	95.1%
Money Market Funds	3.0%
Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Net Assets	100.0%

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

CORPORATE BONDS — 76.0%	Par Value	Value
Communications — 2.2%
AT&T, Inc., 0.90% due 3/25/2024	$45,000	$42,938
Level 3 Financing, Inc., 5.38% due 5/1/2025	20,000	19,250
Magallanes, Inc., 3.43% due 3/15/2024 (a)	10,000	9,810
Magallanes, Inc., 3.76% due 3/15/2027 (a)	15,000	14,069
Quebecor Media, Inc., 5.75% due 1/15/2023	15,000	15,019
Walt Disney Company (The), 1.75% due 1/13/2026	25,000	23,263
		124,349
Consumer Discretionary — 3.8%
Aptiv plc/Aptiv Corporation, 2.40% due 2/18/2025	15,000	14,337
AutoNation, Inc., 3.50% due 11/15/2024	50,000	48,566
General Motors Financial Company, Inc., 1.70% due 8/18/2023	110,000	107,300
Genuine Parts Company, 1.75% due 2/1/2025	25,000	23,621
Toyota Motor Credit Corporation, 0.50% due 8/14/2023	25,000	24,254
		218,078
Consumer Staples — 1.6%
CVS Health Corporation, 2.63% due 8/15/2024	50,000	48,926
JBS USA Lux S.A., 5.13% due 2/1/2028 (a)	45,000	43,943
		92,869
Energy — 2.0%
DCP Midstream Operating, L.P., 5.38% due 7/15/2025	15,000	14,587
Rattler Midstream, L.P., 5.63% due 7/15/2025 (a)	25,000	24,985
Regency Energy Partners, L.P., 4.50% due 11/1/2023	50,000	50,276
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50% due 10/15/2026 (a)	30,000	26,925
		116,773
Financials — 31.8%
Ares Capital Corporation, 4.25% due 3/1/2025	100,000	95,695
Bank of America Corporation, 0.98% (SOFR + 91), due 9/25/2025 (b)	100,000	92,608
Bank of America Corporation, 2.13% (3MO LIBOR + 77), due 2/5/2026 (b)	85,000	82,916
Bank of Montreal, 0.95% due 1/22/2027	25,000	22,272
Canadian Imperial Bank of Commerce, 3.50% due 9/13/2023	75,000	74,998
Citigroup, Inc., 2.88% due 7/24/2023	55,000	54,977
Citigroup, Inc., 3.35% (3MO LIBOR + 89.66), due 4/24/2025 (b)	115,000	112,821
Goldman Sachs Group, Inc., 2.26% (3MO LIBOR + 75), due 2/23/2023 (b)	50,000	49,922
Goldman Sachs Group, Inc., 0.67% (SOFR + 57.2), due 3/8/2024 (b)	100,000	97,744
Goldman Sachs Group, Inc., 3.50% due 11/16/2026	50,000	48,004
Icahn Enterprises, L.P., 4.75% due 9/15/2024	50,000	46,651

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 76.0% (Continued)	Par Value	Value
Financials — 31.8% (Continued)
JPMorgan Chase & Company, 2.41% (3MO LIBOR + 123), due 10/24/2023 (b)	$25,000	$24,995
JPMorgan Chase & Company, 2.60% due 2/24/2026	75,000	71,343
JPMorgan Chase & Company, 1.04% (SOFR + 69.50), due 2/4/2027 (b)	25,000	22,137
Mitsubishi UFJ Financial Group, Inc., 0.96% due 10/11/2025	70,000	64,871
Morgan Stanley, 0.56% due 11/10/2023	50,000	49,437
Morgan Stanley, 0.73% (SOFR + 61.6), due 4/5/2024 (b)	100,000	97,519
Morgan Stanley, 2.19% (SOFR + 199), due 4/28/2026 (b)	25,000	23,425
Nasdaq, Inc., 0.45% due 12/21/2022	75,000	74,018
Navient Corporation, 7.25% due 9/25/2023	55,000	54,407
OneMain Finance Corporation, 6.13% due 3/15/2024	65,000	62,075
Owl Rock Capital Corporation, 4.00% due 3/30/2025	80,000	75,328
Royal Bank of Canada, 0.50% due 10/26/2023	150,000	145,143
Starwood Property Trust, Inc., 4.75% due 3/15/2025	25,000	22,882
StoneX Group, Inc., 8.63% due 6/15/2025 (a)	50,000	50,125
Truist Bank, 1.25% due 3/9/2023	140,000	138,107
Wells Fargo & Company, 1.65% (SOFR + 160), due 6/2/2024 (b)	75,000	73,254
		1,827,674
Health Care — 5.5%
AmerisourceBergen Corporation, 0.74% due 5/15/2023	34,000	33,346
Anthem, Inc., 2.38% due 1/15/2025	70,000	67,449
Thermo Fischer Scientific, Inc., 1.22% due 10/18/2024	175,000	165,957
UnitedHealth Group, Inc., 0.55% due 5/15/2024	50,000	47,664
		314,416
Industrials — 9.6%
Arconic Corporation, 6.00% due 5/15/2025 (a)	50,000	48,766
Boeing Company (The), 1.43% due 2/4/2024	75,000	71,691
Canadian Pacific Railway Ltd., 1.35% due 12/2/2024	50,000	47,084
CNH Industrial Capital, LLC, 1.95% due 7/2/2023	50,000	48,874
Crown Americas, LLC, 4.75% due 2/1/2026	25,000	23,790
Hillenbrand, Inc., 5.75% due 6/15/2025	60,000	61,200
John Deere Capital Corporation, 2.70% due 1/6/2023	58,000	57,972
Quanta Services, Inc., 0.95% due 10/1/2024	125,000	115,719
WESCO Distribution, Inc., 7.13% due 6/15/2025 (a)	50,000	49,710
XPO Logistics, Inc., 6.25% due 5/1/2025 (a)	26,000	25,805
		550,611
Materials — 2.2%
DuPont de Nemours, Inc., 1.70% due 7/15/2025	50,000	47,061
Freeport-McMoran Copper & Gold, Inc., 3.88% due 3/15/2023	15,000	14,935
Mercer International, Inc., 5.50% due 1/15/2026	65,000	62,654
		124,650

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 76.0% (Continued)	Par Value	Value
Real Estate — 2.8%
Brookfield Property REIT, Inc., 4.50% due 4/1/2027 (a)	$36,000	$29,853
iStar, Inc., 4.75% due 10/1/2024	35,000	32,954
Simon Property Group, L.P., 3.50% due 9/1/2025	50,000	48,850
Simon Property Group, L.P., 1.38% due 1/15/2027	55,000	48,217
		159,874
Technology — 5.8%
CommScope Finance, LLC, 6.00% due 3/1/2026 (a)	50,000	45,962
Hewlett Packard Enterprise Company, 1.75% due 4/1/2026	115,000	104,872
NVIDIA Corporation, 0.31% due 6/15/2023	55,000	53,497
salesforce.com, inc., 0.63% due 7/15/2024	60,000	56,827
VMware, Inc., 1.00% due 8/15/2024	75,000	70,222
		331,380
Utilities — 8.7%
American Electric Power, 0.75% due 11/1/2023	75,000	72,174
American Electric Power, 1.77% due 11/1/2023	30,000	29,785
CenterPoint Energy Resources Corporation, 0.70% due 3/2/2023	55,000	53,865
CenterPoint Energy Resources Corporation, 2.11% due 3/2/2023	44,000	43,877
Dominion Energy, Inc., 1.36% (3MO LIBOR + 53), due 9/15/2023 (b)	30,000	29,865
NextEra Energy Capital Holdings, Inc., 1.78% due 2/22/2023	140,000	139,126
NSG Holdings, LLC, 7.75% due 12/15/2025 (a)	22,580	22,128
OGE Energy Corporation, 0.70% due 5/26/2023	112,000	109,138
		499,958

Total Corporate Bonds (Cost $4,587,335)		$4,360,632

ASSET-BACKED SECURITIES — 1.6%	Par Value	Value
GS Mortgage Securities Trust, Series 2022-PJ4, 3.00% due 7/25/2051 (Cost $92,732) (a)	$98,077	$92,218

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.6%	Par Value	Value
Federal Farm Credit Bank — 0.5%
Federal Farm Credit Bank, 4.47%, due 6/22/2028	$25,000	$25,159

Federal Home Loan Bank — 8.3%
Federal Home Loan Bank, 1.00%, due 6/14/2024	55,000	53,110
Federal Home Loan Bank, 0.65%, due 10/25/2024	75,000	71,247
Federal Home Loan Bank, 1.00%, due 11/22/2024	50,000	47,849
Federal Home Loan Bank, 1.25%, due 10/26/2026	155,000	146,473
Federal Home Loan Bank, 1.50%, due 11/23/2026	30,000	28,171
Federal Home Loan Bank, 1.90%, due 2/17/2027	25,000	23,767
Federal Home Loan Bank, 2.75% due 3/25/2027	55,000	53,571
Federal Home Loan Bank, 3.50%, due 4/26/2027	25,000	24,890
Federal Home Loan Bank, 4.00%, due 5/17/2027	25,000	24,968
		474,046
Federal Home Loan Mortgage Corporation — 0.4%
Federal Home Loan Mortgage Corporation, 3.25%, due 5/17/2024 (Cost $25,000)	25,000	24,948

U.S. Treasury Notes — 12.4%
U.S. Treasury Notes, 2.00%, due 2/15/2023	150,000	149,391
U.S. Treasury Notes, 0.25%, due 9/30/2023	55,000	53,217
U.S. Treasury Notes, 0.75%, due 12/31/2023	15,000	14,521
U.S. Treasury Notes, 0.25%, due 6/15/2024	15,000	14,236
U.S. Treasury Notes, 0.38%, due 9/15/2024	185,000	174,767
U.S. Treasury Notes, 0.75%, due 11/15/2024	65,000	61,684
U.S. Treasury Notes, 2.13%, due 5/15/2025	40,000	39,059
U.S. Treasury Notes, 0.38%, due 11/30/2025	50,000	45,721
U.S. Treasury Notes, 1.50%, due 8/15/2026	30,000	28,211
U.S. Treasury Notes, 1.63%, due 9/30/2026	140,000	132,245
		713,052

Total U.S. Government & Agency Obligations (Cost $1,275,830)		$1,237,205

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -Class I, 1.21% (c) (Cost $27,831)	27,831	$27,831

Investments at Value — 99.7% (Cost $5,983,728)		$5,717,886

Other Assets in Excess of Liabilities — 0.3%		20,119

Net Assets — 100.0%		$5,738,005

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $484,299 as of June 30, 2022, representing 8.4% of net assets.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(c)	The rate shown is the 7-day effective yield as of June 30, 2022.

LIBOR – London Interbank offered Rate

SOFR – Secured Overnight Financing Rate

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
SUMMARY OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Percent of
Security Type / Sector	Net Assets
Corporate Bonds
Financials	31.8%
Industrials	9.6%
Utilities	8.7%
Technology	5.8%
Health Care	5.5%
Consumer Discretionary	3.8%
Real Estate	2.8%
Materials	2.2%
Communications	2.2%
Energy	2.0%
Consumer Staples	1.6%
Total Corporate Bonds	76.0%
Asset-Backed Securities	1.6%
U.S. Government & Agency Obligations	21.6%
Money Market Funds	0.5%
Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

CHARTWELL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

		Chartwell	Chartwell
	Chartwell	Mid Cap	Small Cap
	Income Fund	Value Fund	Value Fund
ASSETS
Investments at cost	$432,758,613	$35,772,820	$137,919,116
Investments at value (Notes 2 and 7)	$399,700,087	$38,877,994	$154,322,329
Cash (Note 2)	20,000,000	—	3,000,000
Receivable for capital shares sold	3,944	73	660,113
Receivable for investment securities sold	620,190	1,276,435	—
Dividends and interest receivable	2,943,234	28,727	139,899
Foreign tax reclaims receivable	63,661	—	—
Other assets	57,160	19,005	31,198
TOTAL ASSETS	423,388,276	40,202,234	158,153,539

LIABILITIES
Payable for capital shares redeemed	217,824	13,000	395,179
Payable for investment securities
purchased	804,027	994,116	—
Payable to Advisor (Note 3)	136,317	14,075	103,709
Payable to administrator (Note 3)	17,400	4,300	8,200
Accrued Trustees’ fees (Note 3)	14,000	14,000	14,000
Other accrued expenses	81,281	14,207	33,245
TOTAL LIABILITIES	1,270,849	1,053,698	554,333

NET ASSETS	$422,117,427	$39,148,536	$157,599,206

NET ASSETS CONSIST OF:
Paid-in capital	$453,799,756	$35,291,360	$141,324,350
Accumulated earnings (deficit)	(31,682,329)	3,857,176	16,274,856
NET ASSETS	$422,117,427	$39,148,536	$157,599,206
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	33,602,509	2,396,559	9,313,931
Net asset value, offering price and redemption price per share (Note 2)	$12.56	$16.34	$16.92

See accompanying notes to financial statements.

CHARTWELL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited) (Continued)

	Chartwell	Chartwell	Chartwell
	Short Duration	Small Cap	Short Duration
	High Yield Fund	Growth Fund	Bond Fund
ASSETS
Investments at cost	$193,101,866	$19,203,820	$5,983,728
Investments at value (Notes 2 and 7)	$179,596,252	$19,168,585	$5,717,886
Cash (Note 2)	—	—	11,239
Receivable for capital shares sold	3,519,888	410,058	—
Dividends and interest receivable	2,237,826	10,965	31,502
Receivable from Advisor (Note 3)	—	—	4,337
Other assets	36,932	16,344	7,409
TOTAL ASSETS	185,390,898	19,605,952	5,772,373

LIABILITIES
Payable for capital shares redeemed	461,064	42,000	—
Payable for investment securities purchased	—	—	4,007
Payable to Advisor (Note 3)	49,233	1,226	—
Payable to administrator (Note 3)	9,400	3,700	3,200
Accrued Trustees’ fees (Note 3)	14,000	14,000	14,000
Other accrued expenses	23,234	13,920	13,161
TOTAL LIABILITIES	556,931	74,846	34,368

NET ASSETS	$184,833,967	$19,531,106	$5,738,005

NET ASSETS CONSIST OF:
Paid-in capital	$199,208,804	$19,254,730	$6,009,737
Accumulated earnings (deficit)	(14,374,837)	276,376	(271,732)
NET ASSETS	$184,833,967	$19,531,106	$5,738,005
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	20,521,412	1,740,472	601,291
Net asset value, offering price and redemption price per share (Note 2)	$9.01	$11.22	$9.54

See accompanying notes to financial statements.

CHARTWELL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

		Chartwell	Chartwell
	Chartwell	Mid Cap	Small Cap
	Income Fund	Value Fund	Value Fund
INVESTMENT INCOME
Dividends	$1,403,524	$339,830	$1,164,407
Foreign withholding taxes on dividends	(24,802)	—	—
Interest	6,148,635	—	—
TOTAL INVESTMENT INCOME	7,527,357	339,830	1,164,407

EXPENSES
Investment advisory fees (Note 3)	1,189,668	143,577	771,052
Transfer agent fees (Note 3)	164,911	12,905	76,091
Fund administration fees (Note 3)	114,385	26,797	53,400
Registration and filing fees	25,986	21,673	23,700
Custodian and bank service fees	29,925	4,320	12,163
Postage and supplies	25,026	4,237	11,201
Trustees’ fees and expenses (Note 3)	11,219	10,879	10,984
Insurance fees	23,603	1,599	4,695
Legal fees	17,819	1,629	6,561
Audit and tax services fees	9,375	7,750	7,750
Shareholder reporting expenses	858	505	577
Other expenses	20,089	4,622	5,076
TOTAL EXPENSES	1,632,864	240,493	983,250
Less fee reductions by the Advisor (Note 3)	(111,796)	(68,202)	(84,364)
NET EXPENSES	1,521,068	172,291	898,886

NET INVESTMENT INCOME	6,006,289	167,539	265,521

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains on investment transactions	11,010,575	741,664	753,346
Net realized losses on foreign currency transactions	(339)	—	—
Net change in unrealized appreciation (depreciation) on investments	(66,694,963)	(6,561,336)	(28,457,239)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(55,684,727)	(5,819,672)	(27,703,893)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,678,438)	$(5,652,133)	$(27,438,372)

See accompanying notes to financial statements.

CHARTWELL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited) (Continued)

	Chartwell	Chartwell	Chartwell
	Short Duration	Small Cap	Short Duration
	High Yield Fund	Growth Fund	Bond Fund
INVESTMENT INCOME
Dividends	$6,156	$43,676	$98
Foreign withholding taxes on dividends	—	(13)	—
Interest	3,336,038	—	38,063
TOTAL INVESTMENT INCOME	3,342,194	43,663	38,161

EXPENSES
Investment advisory fees (Note 3)	406,901	96,478	8,668
Fund administration fees (Note 3)	59,882	23,759	20,369
Registration and filing fees	27,403	21,827	11,991
Transfer agent fees (Note 3)	16,541	14,548	6,041
Trustees’ fees and expenses (Note 3)	11,003	10,868	10,854
Audit and tax services fees	8,875	7,750	9,111
Custodian and bank service fees	11,542	4,342	3,852
Postage and supplies	6,405	4,137	3,027
Insurance fees	9,569	1,329	96
Pricing fees	2,615	966	7,141
Legal fees	8,140	820	230
Shareholder reporting expenses	505	565	535
Other expenses	4,363	4,232	4,709
TOTAL EXPENSES	573,744	191,621	86,624
Less fee reductions by the Advisor (Note 3)	(75,717)	(72,680)	(75,358)
NET EXPENSES	498,027	118,941	11,266

NET INVESTMENT INCOME (LOSS)	2,844,167	(75,278)	26,895

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses on investment transactions	(421,748)	(158,104)	(7,180)
Net change in unrealized appreciation (depreciation) on investments	(15,775,063)	(8,593,434)	(234,766)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(16,196,811)	(8,751,538)	(241,946)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,352,644)	$(8,826,816)	$(215,051)

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$6,006,289	$12,900,355
Net realized gains from investment transactions	11,010,575	15,389,586
Net realized losses on foreign currency transactions	(339)	—
Net change in unrealized appreciation (depreciation) on investments	(66,694,963)	9,800,076
Net increase (decrease) in net assets resulting from operations	(49,678,438)	38,090,017

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(6,398,973)	(13,869,991)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,651,555	48,745,042
Reinvestment of distributions to shareholders	6,133,225	13,296,681
Proceeds from redemption fees collected (Note 2)	—	8
Payments for shares redeemed	(57,766,626)	(122,935,011)
Net decrease in net assets from capital share transactions	(41,981,846)	(60,893,280)

TOTAL DECREASE IN NET ASSETS	(98,059,257)	(36,673,254)

NET ASSETS
Beginning of period	520,176,684	556,849,938
End of period	$422,117,427	$520,176,684

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	707,999	3,484,616
Shares issued in reinvestment of distributions to shareholders	457,618	951,621
Shares redeemed	(4,320,532)	(8,843,113)
Net decrease in shares outstanding	(3,154,915)	(4,406,876)
Shares outstanding, beginning of period	36,757,424	41,164,300
Shares outstanding, end of period	33,602,509	36,757,424

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$167,539	$229,478
Net realized gains from investment transactions	741,664	1,326,556
Net change in unrealized appreciation (depreciation) on investments	(6,561,336)	6,496,125
Net increase (decrease) in net assets resulting from operations	(5,652,133)	8,052,159

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	—	(230,069)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,563,782	8,127,832
Reinvestment of distributions to shareholders	—	230,005
Payments for shares redeemed	(5,230,067)	(6,253,256)
Net increase in net assets from capital share transactions	6,333,715	2,104,581

TOTAL INCREASE IN NET ASSETS	681,582	9,926,671

NET ASSETS
Beginning of period	38,466,954	28,540,283
End of period	$39,148,536	$38,466,954

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	647,912	483,270
Shares issued in reinvestment of distributions to shareholders	—	12,202
Shares redeemed	(288,520)	(371,696)
Net increase in shares outstanding	359,392	123,776
Shares outstanding, beginning of period	2,037,167	1,913,391
Shares outstanding, end of period	2,396,559	2,037,167

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$265,521	$925,522
Net realized gains from investment transactions	753,346	20,542,553
Net change in unrealized appreciation (depreciation) on investments	(28,457,239)	21,138,138
Net increase (decrease) in net assets resulting from operations	(27,438,372)	42,606,213

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	—	(17,883,886)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,194,893	58,182,681
Reinvestment of distributions to shareholders	—	14,906,386
Proceeds from redemption fees collected (Note 2)	—	1,382
Payments for shares redeemed	(21,025,564)	(92,278,453)
Net increase (decrease) in net assets from capital share transactions	2,169,329	(19,188,004)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,269,043)	5,534,323

NET ASSETS
Beginning of period	182,868,249	177,333,926
End of period	$157,599,206	$182,868,249

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,251,729	2,861,036
Shares issued in reinvestment of distributions to shareholders	—	771,189
Shares redeemed	(1,127,903)	(4,431,550)
Net increase (decrease) in shares outstanding	123,826	(799,325)
Shares outstanding, beginning of period	9,190,105	9,989,430
Shares outstanding, end of period	9,313,931	9,190,105

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$2,844,167	$5,229,291
Net realized gains (losses) from investment transactions	(421,748)	991,177
Net change in unrealized appreciation (depreciation) on investments	(15,775,063)	(1,816,378)
Net increase (decrease) in net assets resulting from operations	(13,352,644)	4,404,090

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(2,843,621)	(5,242,419)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	16,467,756	68,978,150
Reinvestment of distributions to shareholders	2,810,334	5,174,743
Payments for shares redeemed	(35,127,357)	(20,138,478)
Net increase (decrease) in net assets from capital share transactions	(15,849,267)	54,014,415

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,045,532)	53,176,086

NET ASSETS
Beginning of period	216,879,499	163,703,413
End of period	$184,833,967	$216,879,499

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,761,861	7,052,800
Shares issued in reinvestment of distributions to shareholders	300,092	529,407
Shares redeemed	(3,779,194)	(2,056,927)
Net increase (decrease) in shares outstanding	(1,717,241)	5,525,280
Shares outstanding, beginning of period	22,238,653	16,713,373
Shares outstanding, end of period	20,521,412	22,238,653

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment loss	$(75,278)	$(264,973)
Net realized gains (losses) from investment transactions	(158,104)	4,455,760
Net change in unrealized appreciation (depreciation) on investments	(8,593,434)	209,882
Net increase (decrease) in net assets resulting from operations	(8,826,816)	4,400,669

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	—	(5,275,367)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,242,529	3,358,720
Reinvestment of distributions to shareholders	—	5,255,275
Payments for shares redeemed	(2,214,259)	(6,845,290)
Net increase in net assets from capital share transactions	28,270	1,768,705

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,798,546)	894,007

NET ASSETS
Beginning of period	28,329,652	27,435,645
End of period	$19,531,106	$28,329,652

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	173,728	170,918
Shares issued in reinvestment of distributions to shareholders	—	340,968
Shares redeemed	(164,957)	(367,240)
Net increase in shares outstanding	8,771	144,646
Shares outstanding, beginning of period	1,731,701	1,587,055
Shares outstanding, end of period	1,740,472	1,731,701

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Period
	June 30,	Ended
	2022	December 31,
	(Unaudited)	2021 (a)
FROM OPERATIONS
Net investment income	$26,895	$6,865
Net realized gains (losses) from investment transactions	(7,180)	2,237
Net change in unrealized appreciation (depreciation) on investments	(234,766)	(31,076)
Net decrease in net assets resulting from operations	(215,051)	(21,974)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(26,981)	(7,726)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,030	5,970,000
Reinvestment of distributions to shareholders	26,981	7,726
Net increase in net assets from capital share transactions	32,011	5,977,726

TOTAL INCREASE (DECREASE) IN NET ASSETS	(210,021)	5,948,026

NET ASSETS
Beginning of period	5,948,026	—
End of period	$5,738,005	$5,948,026

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	510	597,213
Shares issued in reinvestment of distributions to shareholders	2,791	777
Net increase in shares outstanding	3,301	597,990
Shares outstanding, beginning of period	597,990	—
Shares outstanding, end of period	601,291	597,990

(a)	Represents the period from the commencement of operations (September 22, 2021) through December 31, 2021.

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Two Months		Year
	June 30,		Ended	Ended		Ended
	2022		December 31,	December 31,		October 31,
	(Unaudited)		2021	2020(a)		2020
Net asset value at beginning of period	$14.15		$13.53	$12.72		$13.26
Income (loss) from investment operations:
Net investment income	0.17		0.34	0.07		0.40
Net realized and unrealized gains (losses) on investment transactions and foreign currencies	(1.58)		0.65	0.81		(0.52)
Total from investment operations	(1.41)		0.99	0.88		(0.12)
Less distributions from:
Net investment income	(0.18)		(0.37)	(0.07)		(0.42)
Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	0.00	(b)	0.00 (b)
Net asset value at end of period	12.56		$14.15	$13.53		$12.72
Total return (c)	(10.03	%)(d)	7.35%	6.93	% (d)	(0.83%)
Ratios/Supplementary data:
Net assets at end of period (000,000’s)	$422		$520	$557		$568
Ratio of total expenses to average net assets:
Before fees reduced	0.69	%(e)	0.68%	0.73	%(e)	0.67%
After fees reduced	0.64	%(e)	0.64%	0.64	%(e)	0.64%
Ratio of net investment income to average net assets:
Before fees reduced	2.48	%(e)	2.37%	2.84	%(e)	3.04%
After fees reduced	2.53	%(e)	2.41%	2.93	%(e)	3.08%
Portfolio turnover rate	39	%(d)	56%	7	%(d)	63%

(a)	Fund changed fiscal year to December 31.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Advisor had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

CHARTWELL INCOME FUND
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended
	October 31,	October 31,	October 31,
	2019	2018	2017
Net asset value at beginning of year	$13.18	$13.80	$13.64
Income (loss) from investment operations:
Net investment income	0.41	0.31	0.24 (a)
Net realized and unrealized gains (losses) on affiliated and unaffiliated investments	0.50	(0.19)	0.29
Total from investment operations	0.91	0.12	0.53
Less distributions from:
Net investment income	(0.44)	(0.30)	(0.22)
Net realized gains on investments	(0.39)	(0.44)	(0.15)
Total distributions	(0.83)	(0.74)	(0.37)
Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$13.26	$13.18	$13.80
Total return (c)	7.22%	0.88%	3.98%
Ratios/Supplementary data:
Net assets at end of year (000,000’s)	$1,030	$1,490	$1,672
Ratio of total expenses to average net assets:
Before fees reduced	0.66%	0.68%	0.67%
After fees reduced	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets:
Before fees reduced	2.93%	2.26%	1.75%
After fees reduced	2.95%	2.29%	1.78%
Portfolio turnover rate	137%	75%	69%

(a)	Based on average daily shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Advisor had not reduced advisory fees and reimbursed expenses.

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Two Months		Year
	June 30,		Ended	Ended		Ended
	2022		December 31,	December 31,		October 31,
	(Unaudited)		2021	2020(a)		2020
Net asset value at beginning of period	$18.88		$14.92	$13.12		$15.54
Income (loss) from investment operations:
Net investment income	0.07		0.11	0.03		0.19
Net realized and unrealized gains (losses) on investment transactions	(2.61)		3.96	1.94		(2.28)
Total from investment operations	(2.54)		4.07	1.97		(2.09)
Less distributions from:
Net investment income	—		(0.11)	(0.17)		(0.18)
Net realized gains on investments	—		—	—		(0.15)
Total distributions	—		(0.11)	(0.17)		(0.33)
Net asset value at end of period	$16.34		$18.88	$14.92		$13.12
Total return (b)	(13.45	%)(c)	27.30%	15.00	%(c)	(13.81%)
Ratios/Supplementary data:
Net assets at end of period (000’s)	$39,149		$38,467	$28,540		$24,752
Ratio of total expenses to average net assets:
Before fees reduced	1.26	%(d)	1.29%	1.56	%(d)	1.47%
After fees reduced	0.90	%(d)	0.90%	0.90	%(d)	0.90%
Ratio of net investment income to average net assets:
Before fees reduced	0.52	%(d)	0.29%	0.59	%(d)	0.84%
After fees reduced	0.88	%(d)	0.68%	1.25	%(d)	1.40%
Portfolio turnover rate	9	%(c)	15%	3	%(c)	35%

(a)	Fund changed fiscal year to December 31.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Year

	Year		Year		Year
	Ended		Ended		Ended
	October 31,		October 31,		October 31,
	2019		2018		2017
Net asset value at beginning of year	$15.07		$18.55		$15.46
Income from investment operations:
Net investment income	0.17		0.11		0.16 (a)
Net realized and unrealized gains on investment transactions	1.34		0.03		3.48
Total from investment operations	1.51		0.14		3.64
Less distributions from:
Net investment income	(0.11)		(0.14)		(0.25)
Net realized gains on investments	(0.93)		(3.48)		(0.30)
Total distributions	(1.04)		(3.62)		(0.55)
Proceeds from redemption fees collected (Note 2)	—		—		0.00 (b)
Net asset value at end of year	$15.54		$15.07		$18.55
Total return (c)	11.47%		(0.12%)		23.95%
Ratios/Supplementary data:
Net assets at end of year (000’s)	$25,704		$25,322		$23,274
Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.44%		1.57%		1.71%
After fees reduced and other expenses absorbed	1.02	%(d)	1.05	%(e)	1.15%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.67%		0.26%		0.37%
After fees reduced and other expenses absorbed	1.09	%(d)	0.77	%(e)	0.93%
Portfolio turnover rate	36%		65%		159%

(a)	Based on average daily shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Effective September 1, 2019, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund. Prior to September 1, 2019, the annual operating expense limitation was 1.05% (Note 3).

(e)	Effective November 6, 2017, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. Prior to November 6, 2017, the annual operating expense limitation was 1.15%.

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Two Months		Year
	June 30,		Ended	Ended		Ended
	2022		December 31,	December 31,		October 31,
	(Unaudited)		2021	2020(a)		2020
Net asset value at beginning of period	$19.90		$17.75	$14.75		$18.67
Income (loss) from investment operations:
Net investment income	0.03		0.10	0.04		0.13
Net realized and unrealized gains (losses) on investment transactions	(3.01)		4.16	3.09		(3.37)
Total from investment operations	(2.98)		4.26	3.13		(3.24)
Less distributions from:
Net investment income	—		(0.10)	(0.13)		(0.14)
Net realized gains on investments	—		(2.01)	—		(0.54)
Total distributions	—		(2.11)	(0.13)		(0.68)
Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	—		0.00 (b)
Net asset value at end of period	$16.92		$19.90	$17.75		$14.75
Total return (c)	(14.97	%)(d)	24.42%	21.23	%(d)	(18.16%)
Ratios/Supplementary data:
Net assets at end of period (000’s)	$157,599		$182,868	$177,334		$148,069
Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.15	%(e)	1.15%	1.21	%(e)	1.18%
After fees reduced and other expenses absorbed	1.05	%(e)	1.05%	1.05	%(e)	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.21	%(e)	0.36%	1.16	%(e)	0.68%
After fees reduced and other expenses absorbed	0.31	%(e)	0.45%	1.32	%(e)	0.81%
Portfolio turnover rate	10	%(d)	20%	2	%(d)	30%

(a)	Fund changed fiscal year to December 31.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended
	October 31,	October 31,	October 31,
	2019	2018	2017
Net asset value at beginning of year	$18.79	$20.07	$16.25
Income (loss) from investment operations:
Net investment income	0.13	0.06	0.05 (a)
Net realized and unrealized gains (losses) on investment transactions ..	1.04	(0.45)	3.86
Total from investment operations	1.17	(0.39)	3.91
Less distributions from:
Net investment income	(0.07)	(0.05)	(0.09)
Net realized gains on investments	(1.22)	(0.84)	—
Total distributions	(1.29)	(0.89)	(0.09)
Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$18.67	$18.79	$20.07
Total return (c)	7.54%	(2.18%)	24.09%
Ratios/Supplementary data:
Net assets at end of year (000’s)	$172,753	$228,779	$165,538
Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.07%	1.08%	1.14%
After fees reduced and other expenses absorbed (d)	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.67%	0.25%	0.18%
After fees reduced and other expenses absorbed (d)	0.69%	0.28%	0.27%
Portfolio turnover rate	30%	19%	39%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	The Advisor has contractually agreed to reduce its fees and/or reimburse other expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets (Note 3).

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Two Months		Year
	June 30,		Ended	Ended		Ended
	2022		December 31,	December 31,		October 31,
	(Unaudited)		2021	2020(a)		2020
Net asset value at beginning of period	$9.75		$9.79	$9.59		$9.68
Income (loss) from investment operations:
Net investment income	0.13		0.27	0.05		0.33
Net realized and unrealized gains (losses) on investment transactions	(0.74)		(0.04)	0.20		(0.08)
Total from investment operations	(0.61)		0.23	0.25		0.25
Less distributions from:
Net investment income	(0.13)		(0.27)	(0.05)		(0.34)
Proceeds from redemption fees collected (Note 2)	—		—	—		0.00 (b)
Net asset value at end of period	$9.01		$9.75	$9.79		$9.59
Total return (c)	(6.27	%)(d)	2.40%	2.63	%(d)	2.62%
Ratios/Supplementary data:
Net assets at end of period (000’s)	$184,834		$216,879	$163,703		$161,474
Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	0.56	%(e)	0.58%	0.66	%(e)	0.61%
After fees reduced and other expenses absorbed	0.49	%(e)	0.49%	0.49	%(e)	0.49%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	2.73	%(e)	2.69%	2.96	%(e)	3.43%
After fees reduced and other expenses absorbed	2.80	%(e)	2.78%	3.13	%(e)	3.55%
Portfolio turnover rate	18	%(d)	54%	9	%(d)	63%

(a)	Fund changed fiscal year to December 31.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended
	October 31,	October 31,	October 31,
	2019	2018	2017
Net asset value at beginning of year	$9.48	$9.72	$9.62
Income (loss) from investment operations:
Net investment income	0.35	0.29	0.31	(a)
Net realized and unrealized gains (losses) on investment transactions	0.20	(0.24)	0.11
Total from investment operations	0.55	0.05	0.42
Less distributions from:
Net investment income	(0.35)	(0.29)	(0.32)
Proceeds from redemption fees collected (Note 2)	0.00 (b)	—	—
Net asset value at end of year	$9.68	$9.48	$9.72
Total return (c)	5.89%	0.55%	4.42%
Ratios/Supplementary data:
Net assets at end of year (000’s)	$91,914	$75,536	$35,191
Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	0.67%	0.80%	1.16%
After fees reduced and other expenses absorbed	0.49%	0.49%	0.61	%(d)
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	3.44%	2.84%	2.70%
After fees reduced and other expenses absorbed	3.62%	3.15%	3.25	%(d)
Portfolio turnover rate	41%	26%	62%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Effective August 11, 2017, the Advisor contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses do not exceed 0.49% of average daily net assets. Prior to August 11, 2017, the annual operating expense limit was 0.65% (Note 3).

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year	Two Months		Year
	June 30,		Ended	Ended		Ended
	2022		December 31,	December 31,		October 31,
	(Unaudited)		2021	2020(a)		2020
Net asset value at beginning of period	$16.36		$17.29	$15.22		$11.78
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.15)	(0.01)		(0.09)
Net realized and unrealized gains (losses) on investment transactions	(5.10)		2.78	3.24		3.53
Total from investment operations	(5.14)		2.63	3.23		3.44
Less distributions from:
Net investment income	—		(0.01)	—		—
Net realized gains on investments	—		(3.55)	(1.16)		(0.00	)(b)
Total distributions	—		(3.56)	(1.16)		(0.00	)(b)
Proceeds from redemption fees collected (Note 2)	—		—	—		0.00	(b)
Net asset value at end of period	$11.22		$16.36	$17.29		$15.22
Total return (c)	(31.42	%)(d)	16.47%	21.20	%(d)	29.25%
Ratios/Supplementary data:
Net assets at end of period (000’s)	$19,531		$28,330	$27,436		$22,808
Ratio of total expenses to average net assets:
Before fees waived/reduced and other expenses absorbed	1.69	%(e)	1.47%	1.76	%(e)	1.73%
After fees waived/reduced and other expenses absorbed	1.05	%(e)	1.05%	1.05	%(e)	1.05%
Ratio of net investment loss to average net assets:
Before fees waived/reduced and other expenses absorbed	(1.31	%)(e)	(1.30%)	(1.29	%)(e)	(1.24%)
After fees waived/reduced and other expenses absorbed	(0.67	%)(e)	(0.88%)	(0.58	%)(e)	(0.56%)
Portfolio turnover rate	38	%(d)	61%	24	%(d)	104%

(a)	Fund changed fiscal year to December 31.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees and reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

				For the Period
				June 16,
	Year	Year		2017*
	Ended	Ended		through
	October 31,	October 31,		October 31,
	2019	2018		2017
Net asset value at beginning of period	$11.55	$10.69		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04)	(0.04)		(0.03	)(a)
Net realized and unrealized gains on investment transactions	0.32	0.90		0.72
Total from investment operations	0.28	0.86		0.69
Less distributions from:
Net investment income	—	(0.00	)(b)	—
Net realized gains on investments	(0.05)	—		—
Total distributions	(0.05)	(0.00	)(b)	—
Proceeds from redemption fees collected (Note 2)	0.00 (b)	—		—
Net asset value at end of period	$11.78	$11.55		$10.69
Total return (c)	2.46%	8.07%		6.90	%(d)
Ratios/Supplementary data:
Net assets at end of period (000’s)	$20,637	$17,821		$6,744
Ratio of total expenses to average net assets:
Before fees waived/reduced and other expenses absorbed	1.64%	2.15%		11.54	%(e)
After fees waived/reduced and other expenses absorbed	1.05%	1.05	%(f)	1.25	%(e)
Ratio of net investment loss to average net assets:
Before fees waived/reduced and other expenses absorbed	(0.98%)	(1.56%)		(11.12	%)(e)
After fees waived/reduced and other expenses absorbed	(0.39%)	(0.45	%)(f)	(0.83	%)(e)
Portfolio turnover rate	104%	97%		43	%(d)

*	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees and reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

(f)	Effective November 6, 2017, the Advisor contractually agreed to reduce its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. Prior to November 6, 2017, the annual operating expense limitation was 1.25% (Note 3).

See accompanying notes to financial statements.

CHARTWELL SHORT DURATION BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

			For the Period
	Six Months		September 22,
	Ended		2021*
	June 30,		through
	2022		December 31,
	(Unaudited)		2021
Net asset value at beginning of period	$9.95		$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.01
Net realized and unrealized losses on investment transactions	(0.41)		(0.05)
Total from investment operations	(0.36)		(0.04)
Less distributions from:
Net investment income	(0.05)		(0.01)
Net realized gains on investments	—		(0.00	)(a)
Total distributions	(0.05)		(0.01)
Net asset value at end of period	$9.54		$9.95
Total return (b)	(3.67	%)(c)	(0.37	%)(c)
Ratios/Supplementary data:
Net assets at end of period (000’s)	$5,738		$5,948
Ratio of total expenses to average net assets:
Before fees waived/reduced and other expenses absorbed	3.00	%(d)	3.51	%(d)
After fees waived/reduced and other expenses absorbed	0.39	%(d)	0.39	%(d)
Ratio of net investment income (loss) to average net assets:
Before fees waived/reduced and other expenses absorbed	(1.68	%)(d)	(2.66	%)(d)
After fees waived/reduced and other expenses absorbed	0.93	%(d)	0.46	%(d)
Portfolio turnover rate	13	%(c)	6	%(c)

*	Commencement of operations.

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

Note 1 – Organization

Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Growth Fund and Chartwell Short Duration Bond Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Chartwell Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 16, 2012.

Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014.

Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Chartwell Short Duration Bond Fund’s primary investment objective is to maximize current income by investing in high quality short maturity fixed income securities while also preserving capital. The Fund commenced investment operations on September 22, 2021.

Note 2 – Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”) as defined in Note 3, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

(b) Share Valuation and Redemption Fees

The NAV per share of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The NAV per share of each Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share next computed after receipt of an order to purchase or to redeem shares. However, prior to May 1, 2021, a redemption fee of 1%, payable to the applicable Fund, generally was applied to shares that were redeemed within 30 days of purchase. During the periods ended June 30, 2022 and December 31, 2021, proceeds from redemption fees were as follows:

	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Chartwell Income Fund	$—	$8
Chartwell Mid Cap Value Fund	—	—
Chartwell Small Cap Value Fund	—	1,382
Chartwell Short Duration High Yield Fund	—	—
Chartwell Small Cap Growth Fund	—	—
Chartwell Short Duration Bond Fund	—	—

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors,

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Cash Accounts

At times, the Funds may invest cash in a sweep vehicle program whereby a bank, acting as agent of its customer, endeavors to place such amounts in excess of the FDIC standard maximum deposit insurance amount (currently $250,000) with one or more other FDIC-insured member banks in either demand deposit accounts or money market deposit accounts. Such deposits are in amounts at any such bank not in excess of the FDIC standard maximum deposit insurance amount such that the customer’s funds are FDIC-insured across the various banks at which such funds are deposited. TriState Capital Bank provides this service to its clients, including the Advisor. Prior to June 1, 2022, TriState Capital Bank and the Advisor were owned by TriState Capital Holdings. On June 1, 2022, TriState Capital Holdings, Inc., TriState Capital Bank and the Advisor were acquired by Raymond James Financial, Inc. (“RJF”). TriState Capital Bank does not receive any fees relating to these deposits. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by a Fund as of June 30, 2022.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of distributions and the differences in accounting for net investment income and realized capital gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and realized capital gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(generally, three years) the Funds did not have a liability for any unrecognized tax expenses. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax expenses will significantly change in the next twelve months.

(f) Distributions to Shareholders

Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund and Chartwell Small Cap Growth Fund make distributions of net investment income and net realized capital gains, if any, at least annually. Chartwell Income Fund, Chartwell Short Duration High Yield Fund and Chartwell Short Duration Bond Fund make distributions of net investment income monthly and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(g) Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from these estimates.

(h) New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

On October 28, 2020, the SEC adopted new Rule 18f-4 (the “Derivatives Rule”), replacing the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. For a fund using a significant amount of Derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for a fund with Derivatives exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. Complying with the Derivatives Rule may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors. The full impact of the Derivatives Rule on a fund remains uncertain, but due to the compliance timeline within the Derivatives Rule, it is unlikely that a fund will be required to fully

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

comply with the requirements until August 19, 2022. While the Chartwell Funds have the ability to invest in derivatives, they typically do not invest and currently do not have any exposure. The Funds and the Manager will ensure Funds’ compliance with the Derivatives Rule.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security. A Fund will not be required to comply with this new rule until September 8, 2022. The Funds and the Manager are evaluating the impact of the rule on the Funds’ valuation policies.

Note 3 – Investment Advisory and Other Agreements

On June 1, 2022, Raymond James Financial, Inc (“RJF”) completed its acquisition of TriState Capital Holdings, Inc. including its asset management subsidary, Chartwell Investment Partners, LLC, an investment adviser that became a wholly-owned subsidiary of Carillon Tower Advisers (“CTA”). On June 1, 2022, RJF completed its acquisition of TriState Capital Holdings, Inc., including the Advisor, which became a wholly-owned subsidiary of CTA (the “Transaction”). The Transaction resulted in a change of control of the Advisor and the assignment and termination of the Advisor’s investment advisory agreement with the Funds (“Prior Agreement”). The Advisor continued to serve as the Funds’ investment adviser following the Transaction pursuant to an interim investment advisory agreement pursuant to Rule 15a-4 under the 1940 Act that was approved by the Trust’s Board of Trustees on May 25, 2022. The Funds paid the same fee rates to the Advisor under the Interim Agreement as under the Prior Agreement. The Interim Agreement and the Prior Agreement are collectively referred to herein as the “Agreement.”

Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Chartwell Income Fund
First $1.75 billion	0.50%
Next $1.75 billion	0.48%
Thereafter	0.46%
Chartwell Mid Cap Value Fund	0.75%
Chartwell Small Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.40%
Chartwell Small Cap Growth Fund	0.85%
Chartwell Short Duration Bond Fund	0.30%

The Advisor has contractually agreed to reduce its fees and/or reimburse other operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

order to limit total annual operating expenses of each Fund as stated below. This agreement is in effect until May 1, 2023 with respect to each Fund, and it may be terminated prior to this time only by the Trust’s Board of Trustees, or if the investment advisory agreement is terminated (i) by the Funds upon 60 days’ notice to the Advisor provided such termination was directed or approved by a vote of a majority of the Trustees of the Funds or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding or entitled to vote; (ii) by the Advisor upon 60 days’ notice to the Funds; or (iii) by an assignment of the investment advisory agreement. The table below reflects the expense cap for each Fund:

Expense Limit as a %
of average
daily net assets
Chartwell Income Fund	0.64%
Chartwell Mid Cap Value Fund	0.90%
Chartwell Small Cap Value Fund	1.05%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%
Chartwell Short Duration Bond Fund	0.39%

During the six months ended June 30, 2022, the Advisor reduced its fees as follows:

June 30, 2022
Chartwell Income Fund	$111,796
Chartwell Mid Cap Value Fund	68,202
Chartwell Small Cap Value Fund	84,364
Chartwell Short Duration High Yield Fund	75,717
Chartwell Small Cap Growth Fund	72,680
Chartwell Short Duration Bond Fund	75,358

The Advisor is permitted to seek reimbursement of fee reductions and expense reimbursements from each Fund for a period ending three years after the date of the reduction or reimbursement, provided that the reimbursement does not cause expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were reduced or reimbursements made, or (b)

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

the expense limitation amount in effect at the time of the reimbursement. The Advisor will lose the ability to recapture all or a portion of below fee reductions and expense reimbursements in connection with the Funds’ reorganization after the report period:

		Chartwell	Chartwell	Chartwell	Chartwell	Chartwell
	Chartwell	Mid Cap	Small Cap	Short	Small Cap	Short
	Income	Value	Value	Duration High	Growth	Duration
	Fund	Fund	Fund	Yield Fund	Fund	Bond Fund
October 31, 2022	$156,579	$23,624	$18,850	$20,296	$18,149	$—
October 31, 2023	259,244	134,150	198,691	141,721	142,122	—
December 31, 2023	85,613	29,930	45,596	45,006	30,470	—
December 31, 2024	237,212	132,407	199,214	162,566	133,401	46,428
June 30, 2025	111,796	68,202	84,364	75,717	72,680	75,358
Total	$850,444	$388,313	$546,715	$445,306	$396,822	$121,786

The Advisor and the officers of the Advisor, together with their families, owned 40,879 shares, 25,529 shares, 44,849 shares, 50,981 shares, 29,416 shares and 1,015 shares of the Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Growth Fund, Chartwell Short Duration Bond Fund respectively, as of June 30, 2022.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

The Funds compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder accounts held through such intermediaries. During the six months ended June 30, 2022, Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Growth Fund and Chartwell Short Duration Bond Fund paid $143,941, $6,469, $66,940, $10,169, $8,415 and $1, respectively, to financial intermediaries for such services. These amounts are included in transfer agent fees on the Statements of Operations.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Certain Trustees and officers of the Trust are also officers or employees of the Advisor and/ or Ultimus. The Funds do not compensate Trustees and officers affiliated with the Funds’ Advisor or Ultimus. For their services to the Trust, each Independent Trustee receives an annual retainer of $35,000, plus $1,500 for each Board meeting attended in-person, and $1,000 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, each member of the Audit Committee, which is comprised solely of Independent Trustees, receives $1,500 for each Audit Committee meeting attended in-person, and $1,000 for each Audit Committee meeting attended telephonically.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Trust’s Chief Compliance Officer (“CCO”) is an officer of the Advisor.

PRINCIPAL HOLDERS OF FUND SHARES

As of June 30, 2022, the following shareholders owned of record 25% or more of the outstanding shares of the following Funds:

NAME OF RECORD OWNER	% Ownership
Chartwell Mid Cap Value Fund
Morgan Stanley Smith Barney (for the benefit of its customers)	28%

Chartwell Small Cap Value Fund
UBS (for the benefit of its customers)	29%

Chartwell Short Duration High Yield Fund
CAPINCO	26%

Chartwell Small Cap Growth Fund
National Financial Services, LLC (for the benefit of its customers)	76%

Chartwell Short Duration Bond Fund
TriState Capital Holdings, Inc.	84%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

Note 4 – Federal Income Taxes

At June 30, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

		Chartwell	Chartwell
	Chartwell	Mid Cap Value	Small Cap Value
	Income Fund	Fund	Fund
Cost of investments	$434,910,760	$35,956,245	$140,847,928
Gross unrealized appreciation	$10,490,061	$5,699,437	$28,618,001
Gross unrealized depreciation	(45,700,734)	(2,777,688)	(15,143,600)
Net unrealized appreciation (depreciation) on investments	$(35,210,673)	$2,921,749	$13,474,401

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Chartwell	Chartwell	Chartwell
	Short Duration	Small Cap	Short Duration
	High Yield Fund	Growth Fund	Bond Fund
Cost of investments	$193,112,499	$19,309,361	$5,986,779
Gross unrealized appreciation	$125,064	$2,588,447	$33,537
Gross unrealized depreciation	(13,641,311)	(2,729,223)	(302,430)
Net unrealized (depreciation) on investments	$(13,516,247)	$(140,776)	$(268,893)

The difference between the cost of investments for financial statement and federal income tax purposes for Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund is due to certain timing differences in recognizing capital gains and losses in security transactions under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and adjustments to basis on passive foreign investment companies.

As of December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Chartwell	Chartwell
	Chartwell	Mid Cap Value	Small Cap Value
	Income Fund	Fund	Fund
Net unrealized appreciation (depreciation) on investments	$30,931,480	$9,487,248	$41,918,680
Undistributed ordinary income	—	384	—
Undistributed long-term capital gains	—	21,677	1,794,548
Capital loss carryforwards	(6,536,398)
Total accumulated earnings	$24,395,082	$9,509,309	$43,713,228

	Chartwell	Chartwell	Chartwell
	Short Duration	Small Cap	Short Duration
	High Yield Fund	Growth Fund	Bond Fund
Net unrealized appreciation (depreciation) on investments	$2,265,578	$8,514,184	$(31,076)
Undistributed ordinary income	—	—	1,376
Undistributed long-term capital gains	—	792,440	—
Capital loss carryforwards	(444,150)	—	—
Post-October losses	—	(203,432)	—
Total accumulated earnings (deficit)	$1,821,428	$9,103,192	$(29,700)

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes:

		Chartwell
	Chartwell	Short Duration
	Income Fund	High Yield Fund
Short-term capital loss carryforwards	$—	$—
Long-term capital loss carryforwards	6,536,398	444,150
Total	$6,536,398	$444,150

These capital loss carryforwards, which do not expire, are available to offset realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the six month period ended June 30, 2022 is estimated):

	Chartwell Income Fund
	June 30,	December 31,
	2022	2021
Distributions paid from ordinary Income	$6,398,973	$13,869,991

	Chartwell Mid Cap Value Fund
	June 30,	December 31,
	2022	2021
Distributions paid from ordinary Income	$—	$230,069

	Chartwell Small Cap Value Fund
	June 30,	December 31,
	2022	2021
Distributions paid from:
Ordinary Income	$—	$927,884
Net long-term capital gains	—	16,956,002
Total distributions paid	$—	$17,883,886

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Chartwell
	Short Duration High Yield Fund
	June 30,	December 31,
	2022	2021
Distributions paid from ordinary Income	$2,843,621	$5,242,419

	Chartwell Small Cap Growth Fund
	June 30,	December 31,
	2022	2021
Distributions paid from:
Ordinary Income	$—	$1,823,945
Net long-term capital gains	—	3,451,422
Total distributions paid	$—	$5,275,367

	Chartwell Short Duration Bond Fund
	June 30,	December 31,
	2022	2021
Distributions paid from ordinary Income	$26,981	$7,726

Note 5 – Investment Transactions

During the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments and U.S. government securities, were as follows:

	Purchases	Sales
Chartwell Income Fund	$103,694,860	$140,186,231
Chartwell Mid Cap Value Fund	10,394,310	3,460,682
Chartwell Small Cap Value Fund	17,458,989	17,145,340
Chartwell Short Duration High Yield Fund	36,169,632	46,957,877
Chartwell Small Cap Growth Fund	8,480,677	9,331,746
Chartwell Short Duration Bond Fund	1,183,181	700,972

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

CHARTWELL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of June 30, 2022:

Chartwell Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$90,124,735	$—	$—	$90,124,735
Exchange-Traded Funds	4,287,200	—	—	4,287,200
Preferred Stocks	10,937,851	—	—	10,937,851
Corporate Bonds	—	109,983,410	—	109,983,410
Asset-Backed Securities	—	7,503,389	—	7,503,389
Mortgage-Backed Securities	—	106,042,661	—	106,042,661
U.S. Government & Agency Obligations	—	69,996,988	—	69,996,988
Money Market Funds	823,853	—	—	823,853
Total Investments	$106,173,639	$293,526,448	$—	$399,700,087

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$38,328,596	$—	$—	$38,328,596
Money Market Funds	549,398	—	—	549,398
Total Investments	$38,877,994	$—	$—	$38,877,994

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$153,460,590	$—	$—	$153,460,590
Money Market Funds	861,739	—	—	861,739
Total Investments	$154,322,329	$—	$—	$154,322,329

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$175,047,341	$—	$175,047,341
Money Market Funds	4,548,911	—	—	4,548,911
Total Investments	$4,548,911	$175,047,341	$—	$179,596,252

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$18,571,808	$—	$—	$18,571,808
Money Market Funds	596,777	—	—	596,777
Total Investments	$19,168,585	$—	$—	$19,168,585

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Chartwell Short Duration Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,360,632	$—	$4,360,632
Asset-Backed Securities	—	92,218	—	92,218
U.S. Government & Agency Obligations	—	1,237,205	—	1,237,205
Money Market Funds	27,831	—	—	27,831
Total Investments	$27,831	$5,690,055	$—	$5,717,886

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2022.

Note 8 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of June 30, 2022, Chartwell Small Cap Value Fund had 26.5% of the value of its net assets invested in common stocks in the Financials sector, and Chartwell Short Duration Bond Fund had 31.8% of the value of its net assets invested in corporate bonds in the Financials sector.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 9 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during the fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements except for the following:

Effective as of the close of business on June 30, 2022, the six series of the Trust were reorganized into corresponding newly-created series of the Carillon Series Trust (“Carillon Chartwell Funds”) that are advised by CTA, Carillon Fund Distributions Inc. (“CFD”), and Carillon Family of Funds (“CFF”) (collectively), and subadvised by Advisor.

Acquired Funds	Acquiring Funds
(each, a series of The Chartwell Funds)	(each, a series of Carillon Series Trust)
Chartwell Income Fund	Carillon Chartwell Income Fund
Chartwell Mid Cap Value Fund	Carillon Chartwell Mid Cap Value Fund
Chartwell Small Cap Value Fund	Carillon Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund	Carillon Chartwell Short Duration High Yield Fund
Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Growth Fund
Chartwell Short Duration Bond Fund	Carillon Chartwell Short Duration Bond Fund

Effective July 1, 2022, new Investment Advisory Agreements between the Carillon Chartwell Funds and CTA provide for each Fund to pay CTA an annualized management fee based on a percentage of a Fund’s average daily net assets calculated and accrued according to the following schedule. The new Subadvisory Agreement between CTA and the Advisor provides for CTA to pay the Advisor a subadvisory fee pursuant to the same fee rate schedule.

Fund	Average daily net assets	Rate charged
Carillon Chartwell Income Fund	$0 to $1.75 billion	0.40%
	$1.75 billion to $3.5 billion	0.38%
	Over $3.5 billion	0.36%
Carillon Chartwell Mid Cap Value Fund	All Assets	0.65%
Carillon Chartwell Short Duration Bond Fund	All Assets	0.20%
Carillon Chartwell Short Duration High Yield Fund	All Assets	0.30%
Carillon Chartwell Small Cap Growth Fund	All Assets	0.75%
Carillon Chartwell Small Cap Value Fund	All Assets	0.80%

Each fund has entered into an Administration Agreement with CTA under which each fund pays CTA for various administrative services at a rate of 0.10% of the average daily net assets for all share classes.

As a fund’s asset levels change, its fees and expenses may differ from those reflected in the fund’s fee tables. For example, as asset levels decline, expense ratios may increase. CTA has

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of a fund to the extent that annual operating expenses of each class exceed a percentage of that class’ average daily net assets through July 1, 2024, as follows:

Contractual Expense Limitations	Class Chartwell
Carillon Chartwell Income Fund	0.64%
Carillon Chartwell Mid Cap Value Fund	0.90%
Carillon Chartwell Short Duration Bond Fund	0.39%
Carillon Chartwell Short Duration High Yield Fund	0.49%
Carillon Chartwell Small Cap Growth Fund	1.05%
Carillon Chartwell Small Cap Value Fund	1.05%

For each fund, the expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses.

CFD, a subsidiary of Eagle Asset Management, Inc., replaced Foreside as the Funds’ distributor effective July 1, 2022.

The ongoing novel coronavirus (“COVID- 19”) pandemic has disrupted markets globally and caused significant uncertainty in the global economy. The pandemic has resulted in, among other things, travel restrictions, closed international borders, prolonged quarantines, cancellations, and supply chain disruptions, as well as general concern and uncertainty. Although an economic expansion is underway, it continues to be uneven and characterized by meaningful dispersion across sectors and industries. The duration, extent, and ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds are impossible to predict and will continue to evolve. The effects may impact the value and performance of the Funds, their ability to buy and sell investments at appropriate valuations, their ability to achieve their investment objectives, and their cash flows.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The information in the row titled “Based on Actual Fund Return” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your Fund, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Based on Hypothetical 5% Return (before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	January 1,	June 30,	Expense	Paid During
	2022	2022	Ratio(a)	Period(b)
Chartwell Income Fund
Based on Actual Fund Return	$1,000.00	$899.70	0.64%	$3.01
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,021.62	0.64%	$3.21

Chartwell Mid Cap Value Fund
Based on Actual Fund Return	$1,000.00	$865.50	0.90%	$4.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

Chartwell Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$850.30	1.05%	$4.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26

Chartwell Short Duration High Yield Fund
Based on Actual Fund Return	$1,000.00	$937.30	0.49%	$2.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.36	0.49%	$2.46

Chartwell Small Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$685.80	1.05%	$4.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.59	1.05%	$5.26

Chartwell Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$963.30	0.39%	$1.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.86	0.39%	$1.96

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CHARTWELL FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-995-5505, or on the U.S. Securities and Exchange Commission (the “SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling the Funds at 1-888-995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Shareholder Meetings

On April 25, 2022, The Chartwell Funds (the “Trust”) held a Special Meeting of the shareholders of record as of March 2, 2022 (the “Shareholder Meeting”) of each series of the Trust (each a “Fund”, and together, the “Funds”). The Shareholder Meeting was held for the purpose of allowing shareholders of each Fund to vote on the proposal to approve an Agreement and Plan of Reorganization and Termination (the “Reorganization Plan”), providing for the reorganization of such Fund into a corresponding newly created series of the Carillon Series Trust (“Acquiring Trust”), as follows:

●	the Chartwell Income Fund into the Carillon Chartwell Income Fund;

●	the Chartwell Mid Cap Value Fund into the Carillon Chartwell Mid Cap Value Fund;

●	the Chartwell Short Duration Bond Fund into the Carillon Chartwell Short Duration Bond Fund;

●	the Chartwell Short Duration High Yield Fund into the Carillon Chartwell Short Duration High Yield Fund;

●	the Chartwell Small Cap Growth Fund into the Carillon Chartwell Small Cap Growth Fund; and

●	the Chartwell Small Cap Value Fund into the Carillon Chartwell Small Cap Value Fund

The Shareholder Meeting was adjourned until May 17, 2022 with respect to the Chartwell Income Fund and Chartwell Small Cap Value Fund, which had not reached quorum, and for the Chartwell Short Duration High Yield Fund to allow for further solicitation of shareholders. The

CHARTWELL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

matters voted on by the shareholders of record of the Chartwell Mid Cap Value Fund, Chartwell Small Cap Growth Fund and Chartwell Short Duration Bond Fund at the Shareholder Meeting and the results of the vote are as follows:

	Outstanding	Total Shares
Fund Name	Shares (“O/S”)	Voted	% of O/S Voted
Chartwell Mid Cap Value Fund	2,033,522.042	1,299,792.631	63.918%
Chartwell Small Cap Growth Fund	1,700,026.436	921,878.808	54.227%
Chartwell Short Duration Bond Fund	599,164.056	599,163.638	99.999%

					Abstain/
Fund Name	For	%	Against	%	Withheld	%
Chartwell Mid Cap Value Fund	1,298,358.975	63.848%	0.000	0.000%	1,433.656	0.070%
Chartwell Small Cap Growth Fund	920,183.307	54.128%	0.000	0.000%	1,695.501	0.099%
Chartwell Short Duration Bond Fund	599,163.638	99.999%	0.000	0.000%	0.000	0.000%

The Shareholder Meeting was reconvened on May 17, 2022 with respect to the Chartwell Income Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Value Fund. The proposal was voted on by the shareholders of record of the remaining Funds as of the Record Date and the results of the vote are as follows:

	Outstanding	Total Shares
Fund Name	Shares (“O/S”)	Voted	% of O/S Voted
Chartwell Income Fund	36,050,048.190	18,753,534.353	52.021%
Chartwell Short Duration High Yield Fund	22,491,063.199	13,155,286.273	58.491%
Chartwell Small Cap Value Fund	9,408,576.149	6,026,050.113	64.048%

Fund Name	For	%	Against	%	Abstain	%	Uninstructed	%
Chartwell Income Fund	14,056,739.660	38.992%	554,360.824	1.538%	1,324,203.869	3.673%	2,818,230.00	7.818%
Chartwell Short Duration High Yield Fund	11,784,019.221	52.394%	1,329,351.527	5.911%	41,915.525	0.186%	0	0%
Chartwell Small Cap Value Fund	5,933,538.154	63.065%	53,751.714	0.571%	38,760.245	0.412%	0	0%

CHARTWELL FUNDS
OTHER INFORMATION (Unaudited) (Continued)

The Reorganizations were effective as of the close of business on June 30, 2022.

Portfolio Disclosure

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-995-5505. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website at www.carillontower.com.

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of The Chartwell Funds (the “Trust”) held on May 4, 2022 (the “May 4 Meeting”), the Board, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and approved the continuance of the Investment Advisory Agreement (the “Existing Advisory Agreement”) between the Chartwell Investment Partners (the “Advisor”) and the Trust with respect to the Chartwell Income Fund (“Income Fund”), Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”), Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”), Chartwell Small Cap Growth Fund (“Small Cap Growth Fund”), Chartwell Small Cap Value Fund (“Small Cap Value Fund”) and Chartwell Short Duration Bond Fund (“Short Duration Bond Fund”), each a series of the Trust (each, a “Fund” and together, the “Funds”), for an additional one-year period or the closing of the Transaction (defined below), whichever is sooner.

In October 2021, TriState Capital Holdings, Inc. (“TSC”), the parent company of the Advisor, announced that it had entered into a definitive agreement with Raymond James Financial, Inc. (“RJF”) under which RJF would acquire TSC (the “Transaction”). As part of the Transaction, the Advisor would become a wholly owned subsidiary of Carillon Tower Advisers, Inc. (“CTA”), which is a wholly owned subsidiary of RJF, causing a change in control of the Advisor. In connection with the Transaction, the parties agreed to seek to reorganize each Fund into a corresponding newly created shell series of Carillon Series Trust (each, an Acquiring Fund”), which would be advised by CTA and sub-advised by the Advisor.

In December 2021, the Board approved an Agreement and Plan of Reorganization and Termination (the “Reorganization Plan”) pursuant to which each Fund would be reorganized into its corresponding Acquiring Fund, subject to the approval of the Reorganization Plan by each Fund’s shareholders at a meeting of shareholders scheduled for April 25, 2022, and the closing of the Transaction. The closing of the Reorganizations was scheduled to occur on or about July 1, 2022, but could be delayed due to regulatory or other considerations relating to the Reorganizations and/or the Transaction.

At the time of the May 4 Meeting, the Reorganization Plan had been approved by shareholders of the Mid Cap Value Fund, Short Duration Bond Fund and Small Cap Growth Fund at the April 25 shareholder meeting, and the shareholder meeting for the Income Fund, Short Duration High Yield Fund and Small Cap Value Fund (the “Adjourned Funds”) to vote on the Reorganization Plan had been adjourned to May 17, 2022. As discussed with the Board at the May 4 Meeting, if the closing of the Transaction were to occur prior to the Reorganization for an Adjourned Fund, the closing of the Transaction would cause a change in control of the Advisor and, therefore, the “assignment” and automatic termination of each Adjourned Fund’s Existing Advisory Agreement under its terms and provisions of the 1940 Act. Because the Adjourned Funds had not received requisite shareholder approval of the Reorganization at the time of the May 4 Meeting, and to enable the Advisor to continue to serve as the investment adviser of any Adjourned Fund that had not received shareholder approval of the Reorganization by the closing of the Transaction, the Board, including a majority of the Independent Trustees,

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

considered and approved an interim advisory agreement with the Advisor under Rule 15a-4 under the 1940 Act for any Adjourned Fund that did not receive shareholder approval of the Reorganization by the time of the closing of the Transaction (the “Initial Interim Agreement”).

The Board considered the Initial Interim Agreement at the same time it considered the Existing Advisory Agreement because the Initial Interim Agreement had terms and conditions that are substantially identical to those of the Existing Advisory Agreement, except as noted below, and the matters reviewed and information considered were the same, with the exception of the impact of the Transaction, which was previously considered by the Board. The Initial Interim Agreement would be effective upon the closing of the Transaction and would terminate upon the earlier of (i) the closing of the Reorganization or (ii) 150 days. The terms of the Initial Interim Agreement are substantively identical to the terms of the Existing Advisory Agreement, except for those terms mandated by Rule 15a-4 under the 1940 Act including: the term of the Initial Interim Agreement; that the Board or a majority of a Fund’s outstanding voting securities may terminate the Initial Interim Agreement at any time, without penalty, on ten days’ written notice (as opposed to sixty days’ written notice under the Existing Advisory Agreement); and that the compensation payable to the Advisor under the Initial Interim Agreement (which was the same as under the Existing Advisory Agreement) would be held in escrow pending shareholder approval and closing of the Reorganization.

In considering the continuation of the Existing Advisory Agreement and approval of the Initial Interim Agreement, the Independent Trustees reviewed and considered information provided by the Advisor at the May 4 Meeting and throughout the course of the year at meetings of the Board, including information provided in connection with the Board’s consideration of the Reorganizations. The Independent Trustees also reviewed and considered the information and materials provided in response to a request for information submitted to the Advisor on behalf of the Board, including statistical materials from Morningstar, an independent organization, comparing the performance of each Fund and the fees and expenses of each Fund with those of a peer group of funds. In connection with their review of each Fund, each Independent Trustee reviewed and considered all of the factors that he deemed relevant in approving the Existing Advisory Agreement and the Initial Interim Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from their relationship with the Funds; (iv) the extent to which economies of scale are realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In their deliberations, the Independent Trustees considered all of the information provided, including the factors summarized below, in renewing the Existing Advisory Agreement and the Initial Interim Agreement with respect to each Fund. The Independent Trustees did not identify any single factor as being more or less important than any of the others, and individual Trustees may have weighed certain factors differently. The Independent Trustees received memoranda discussing the legal standards for their consideration of the continuation of the Existing Advisory Agreement and the approval of the Initial Interim Agreement and met separately in a private session with, and were assisted and advised by, their independent counsel.

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Trustees considered information about the nature, extent and quality of the services provided by the Advisor, including investment management services and operational and compliance support. The Trustees reviewed background, qualifications and experience of the Advisor’s personnel who are responsible for the day-to-day portfolio management of the Funds, and those who provide significant other services to the Funds. The Trustees considered the Advisor’s responsibilities in serving as the Funds’ investment advisor, including: supervising and managing the investment and reinvestment of each Fund’s assets; voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the Fund through arrangements with a proxy advisory firm; supervising the investment program of the Fund and the composition of its investment portfolio; arranging for the purchase and sale of securities and other assets held in the investment portfolio of the Fund; monitoring and testing compliance with various policies and procedures of the Funds; assisting with the administration of the Trust’s liquidity risk management program; periodic reviews of intermediary services and related fees; and periodic reporting to the Board. The Trustees were provided with, and considered information regarding, the Advisor’s investment decision-making process and its trading and investment research functions. The Trustees considered the Funds’ compliance program, changes made to the compliance program throughout the year, the compliance reports periodically furnished to the Board, and the operations of the Funds and the Advisor during the ongoing COVID-19 pandemic. The Trustees also considered the marketing and distribution arrangements for the Funds, inflows and outflows throughout the year, and the current asset levels of the Funds. The Trustees concluded that they were satisfied with the nature, extent, and quality of services provided to each Fund by the Advisor.

Fund Performance

The Trustees reviewed the performance information for each Fund compiled by the Advisor and from Morningstar data for periods ended March 31, 2022. The Trustees reviewed each Fund’s performance in absolute terms and relative to the peer funds in its Morningstar investment category. The Trustees also reviewed the performance analysis prepared by the Advisor comparing each Fund’s performance relative to its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the Funds’ performance. Among other things, the Trustees considered the following Fund-specific factors:

Income Fund. The Fund outperformed the category average and the Fund’s primary benchmark index for the one-, three- and five-year periods ended March 31, 2022. The Trustees considered that in 2019 the Fund transitioned to a new and expanded portfolio management team and noted that the Fund’s performance relative to peers had improved since the transition through March 31, 2022.

Mid Cap Value Fund. The Fund outperformed the category average and the Fund’s benchmark index for the one-year period ended March 31, 2022, and underperformed the category average and the Fund’s benchmark for the three- and five-year periods ended such date. The Advisor

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

noted that poor stock selection, sector and, to a greater degree, industry allocation detracted from the Fund’s performance relative to peers, as did the outperformance of lower quality stocks relative to higher quality positioning of the Fund.

Short Duration High Yield Fund. The Fund underperformed the category average and the Fund’s primary benchmark index for the one-, three- and five-year periods ended March 31, 2022. The Trustees considered that the Fund maintains a higher average quality and shorter average maturity than the traditional high yield bond funds that are included in the Morningstar investment category. The Advisor noted that the Fund invests in a narrow slice of the high yield bond market, for which the Advisor believes there is no appropriate replicable index and/or peer group. The Advisor further noted that the Fund seeks to generate attractive income with relatively low volatility over full market cycles.

Small Cap Growth Fund. The Fund, which was launched in 2017, outperformed the category average and the Fund’s benchmark index for the one- and three-year periods ended March 31, 2022.

Small Cap Value Fund. The Fund underperformed the category average and the Fund’s benchmark index for each of the one-, three- and five-year periods ended March 31, 2022. The Advisor noted that poor stock selection, sector and, to a greater degree, industry allocation detracted from the Fund’s performance relative to peers, as did the outperformance of lower quality stocks relative to the higher quality positioning of the Fund.

Short Duration Bond Fund. The Fund, which was launched in September 2021, outperformed the category average and the Fund’s benchmark index for the since-inception period ended March 31, 2022.

After considering the information provided and presented at the Meeting and at meetings throughout the year, including discussions with and explanations by the Advisor, the Trustees determined that the performance of each Fund was reasonable.

Advisory Fees and Expenses

The Board reviewed the fee and expense information for each Fund compiled from Morningstar data for periods as of the Funds’ and the peer funds’ respective fiscal year ends. The Board compared each Fund’s actual advisory fee and total net expense ratio (after waivers) with the peer funds in its Morningstar investment category. The Board also considered the size of each Fund in comparison to its peer funds. Additionally, the Board received and considered information about the fees charged to other accounts and strategies managed by the Advisor that use similar investment styles and noted that these accounts are not subject to the same regulatory requirements, Board reporting, separate website support, and client service responsibilities as the Funds. Among other things, the Trustees considered the following Fund-specific factors:

Income Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds included in the Fund’s Morningstar investment

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to continue to limit the Fund’s expense ratio for an additional year.

Mid Cap Value Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds included in the Fund’s Morningstar investment category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to limit the Fund’s expense ratio for an additional year.

Short Duration High Yield Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds included in the Fund’s Morningstar investment category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to limit the Fund’s expense ratio for an additional year.

Small Cap Growth Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds included in the Fund’s Morningstar investment category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to limit the Fund’s expense ratio for an additional year.

Small Cap Value Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds in the Fund’s Morningstar investment category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to limit the Fund’s expense ratio for an additional year.

Short Duration Bond Fund. (1) The Fund’s actual advisory fee was lower than the category median of actual advisory fees charged to the peer funds in the Fund’s Morningstar investment category; (2) the Fund’s total net expense ratio was lower than the category average of total net expense ratios of the peer funds in the Fund’s Morningstar investment category; (3) the Advisor agreed to limit the Fund’s expense ratio for an additional year.

The Trustees concluded that the compensation paid to the Advisor under the Existing Advisory Agreement, and to be paid under the Initial Interim Agreement, and the total net expenses of each Fund, after waivers, were fair and reasonable in light of the nature and quality of the services provided, and expected to be provided, by the Advisor to each Fund.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Advisor, including the costs and profits with respect to each Fund. The Trustees further considered that for each Fund, the Advisor was waiving a portion of its advisory fee and/or reimbursing certain fund expenses pursuant to an expense limitation agreement between Advisor and the Funds. The Trustees concluded that the profits of the Advisor from its relationship with the Funds were reasonable.

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees also considered the extent to which the Advisor might derive ancillary benefits as a result of its relationships with the Funds (other than the receipt of its investment advisory fee), including any research received from broker-dealers providing execution services to the Funds and the intangible benefits of its association with the Funds generally. The Advisor noted that while it receives certain research and execution services from brokers as a result of certain Fund transactions, the Advisor has not received any material ancillary benefits from its relationship with the Funds due to the size of the Funds and the limited amount of brokerage commissions generated by the Funds’ trading activities. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by the Advisor from providing services to the Funds was not excessive in view of the nature, extent and quality of services provided to the Funds.

Economies of Scale

The Trustees considered the size of each Fund and noted the Advisor had instituted breakpoints in the advisory fee for the largest Fund, the Income Fund. The Trustees also noted that although there were no advisory fee breakpoints on the Mid Cap Value Fund, Short Duration High Yield Fund, Small Cap Growth Fund, Small Cap Value Fund and Short Duration Bond Fund, the assets levels of those Funds were not currently likely to lead to significant economies of scale and that any such economies would be considered in the future as those Funds’ assets grow.

Conclusion

In addition to the considerations summarized above, the Board considered the continuation of the Advisory Agreement for each Fund in the context of the Reorganizations and the Transaction. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees, unanimously approved the continuation of the Existing Advisory Agreement and approved the Initial Interim Agreement.

* * *

At a special meeting of the Board held on May 25, 2022 (the “May 25 Meeting”), the Board, including the Independent Trustees, reviewed and approved a new interim advisory agreement between the Advisor and the Trust with respect to each Fund (the “New Interim Agreement”).

Three weeks earlier, at the May 4 Meeting, the Board had considered and approved the continuation of the Existing Advisory Agreement with the Advisor for each Fund and approved the Initial Interim Agreement with the Advisor for any Adjourned Fund that did not receive shareholder approval of the Reorganization by the time of the closing of the Transaction. At the reconvened meeting of shareholders of the Adjourned Funds held on May 17, 2022, shareholders of each Adjourned Fund approved the Reorganization, rendering the Initial Interim Agreement unavailable.

At the May 25 Meeting, the Board was informed that the closing of the Reorganizations, which was scheduled to occur on or around July 1, 2022, would occur approximately 30 days after the

CHARTWELL FUNDS
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

closing date of the Transaction. Because the closing of the Reorganizations was now to occur after, and not concurrent with, the closing of the Transaction, the closing of the Transaction would cause a change in control of the Advisor and, therefore, result in the “assignment” and automatic termination of each Fund’s Existing Advisory Agreement with the Advisor under its terms and provisions of the 1940 Act. In order to enable the Advisor to continue to serve as the Funds’ investment adviser for the period from the time of the Transaction closing until the closing of the Reorganizations, the Board considered and approved the New Interim Agreement under Rule 15a-4 of the 1940 Act.

The Board considered that the New Interim Agreement had the same terms and conditions as the Initial Interim Agreement, including the investment advisory fees, approved at the May 4 Meeting and would apply to each Fund. The New Interim Agreement would be effective upon the closing of the Transaction and would terminate upon the earlier of (i) the closing of the Reorganization or (ii) 150 days.

The Board’s evaluation of the New Interim Agreement reflected the information received and considered by the Board at the May 4 Meeting and throughout the course of the year at meetings of the Board, including information provided in connection with the Board’s consideration of the Reorganizations, and the findings made by the Board in respect of the Existing Advisory Agreement and the Initial Interim Agreement at the May 4 Meeting. The Independent Trustees’ evaluations of the New Interim Agreement also reflected the knowledge and familiarity gained as Board members of the Funds with respect to services provided by the Advisor to the Funds under the Existing Advisory Agreement and services proposed to be provided to the Funds under the New Interim Agreement. The Board noted the short period of time since the May 4 Meeting and considered representations from the Advisor that there were no material changes to the information the Board considered at the May 4 Meeting when it performed a full annual review of the Existing Advisory Agreement and approved the continuation of the Existing Advisory Agreement and approved the Initial Interim Agreement, concluding, among other things, that the compensation paid to the Advisor under the Existing Advisory Agreement, and to be paid under the Initial Interim Agreement, by each Fund was reasonable in light of the nature, scope and quality of the services provided, and expected to be provided, by the Advisor to the Fund. The Board noted that it did not receive any information at the May 25 Meeting that would affect the conclusions reached by the Board at the May 4 Meeting.

In its deliberations, the Board considered the above and other relevant factors, principally the need to provide for uninterrupted investment advisory and other services required for the operations of the Funds following the automatic termination of the Existing Advisory Agreement upon the closing of the Transaction until the closing of the Reorganizations. After careful consideration of all factors, the Board believed that approval of the New Interim Agreement would be in the best interests of each Fund and its shareholders. The Independent Trustees received a memorandum discussing the legal standards for their consideration of the New Interim Agreement, and were assisted and advised by, their independent counsel.

CHARTWELL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Liquidity Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the Trust’s Liquidity Administrator Committee who is responsible for the Liquidity Program’s administration. The Liquidity Administrator Committee maintains Liquidity Program oversight and reports to the Board on at least an annual basis regarding the Liquidity Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Liquidity Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on May 4, 2022. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Liquidity Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Liquidity Program has been effectively implemented.

PRIVACY NOTICE

Rev. 11/2021

FACTS	WHAT DOES CARILLON DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and birth date

●    Account transactions, account balances, transaction history, checking account information, and wire transfer instructions.

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Carillon chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does Carillon share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations.	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	● Call 800-421-4184 or go to carillontower.com

Who we are
Who is providing this notice?	Carillon Tower Advisers, Inc., Carillon Fund Distributors, Inc., and Carillon Family of Funds (collectively, “Carillon”)
What we do
How does Carillon protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Carillon collect my personal information?	We collect your personal information, for example, when you open an account, deposit money, buy securities from us, give us your contact information, or tell us where to send the money. We also collect your personal information from others, such as affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   Our affiliates include companies with a Raymond James or Carillon name as well as financial companies such as ClariVest Asset Management LLC, Cougar Global Investments, Eagle Asset Management, Inc., Scout Investments, Inc., and Reams Asset Management (a division of Scout Investments).

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Examples of non-affiliates are entities that provide services to the Carillon Funds, such as the transfer agent and administrator.

Joint marketing	A formal agreement between nonaffiliated financial companies to provide or market financial products or services to you. ● Carillon does not jointly market financial services or products.

California: In accordance with California law, we will not share information we collect about you with companies outside of Raymond James, unless the law allows. For example, we may share information with your consent, to service your accounts, or to provide rewards or benefits you are entitled to. We will limit sharing among our companies to the extent required by California law. For additional information regarding your rights, please see the California Privacy Notice (raymondjames.com/ccpa).

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Chartwell Funds
Each a series of The Chartwell Funds

Investment Advisor
Chartwell Investment Partners, LLC
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Chartwell-SAR-22

(b)	Not applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chartwell Funds

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)
Date	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)

Date	August 25, 2022

By (Signature and Title)*		/s/ Neil Walker
Neil Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	August 25, 2022

* Print the name and title of each signing officer under his or her signature.